UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2
(This Form
N-CSR
relates solely to the Registrant’s PGIM Jennison
Small-Cap
Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM Quant Solutions Commodity Strategies Fund, PGIM Quant Solutions
Mid-Cap
Index Fund).

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	07/31/2025

Date of reporting period:	01/31/2025

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Jennison Small-Cap Core Equity Fund
Class R6:
PQJCX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Small-Cap Core Equity Fund
(the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small-Cap Core Equity Fund—Class R6	$50	0.95%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 10,029,289
Number of fund holdings	123
Portfolio turnover rate for the period	30%
MF242E2

WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	9.5%
Software	8.2%
Biotechnology	5.5%
Semiconductors & Semiconductor Equipment	5.2%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	4.9%
Machinery	4.8%
Commercial Services & Supplies	4.6%
Financial Services	3.5%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	2.7%
Food Products	2.6%
Professional Services	2.5%
Capital Markets	2.4%
Specialty Retail	2.4%
Health Care Providers & Services	2.4%
IT Services	2.4%
Oil, Gas & Consumable Fuels	2.4%
Residential REITs	2.3%
Construction & Engineering	2.3%
Health Care Equipment & Supplies	2.2%
Insurance	2.2%
Metals & Mining	1.9%
Trading Companies & Distributors	1.7%
Industry Classification	% of Net Assets
Chemicals	1.7%
Energy Equipment & Services	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.3%
Gas Utilities	1.2%
Consumer Staples Distribution & Retail	1.2%
Marine Transportation	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Automobile Components	1.0%
Household Durables	0.9%
Retail REITs	0.9%
Industrial REITs	0.9%
Diversified Telecommunication Services	0.8%
Office REITs	0.8%
Specialized REITs	0.7%
Hotel & Resort REITs	0.6%
Electronic Equipment, Instruments & Components	0.6%
Personal Care Products	0.5%
Others*	1.1%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Small-Cap Core Equity Fund

SHARE CLASS	R6
NASDAQ	PQJCX
CUSIP	74440E805
MF242E2

PGIM Core Conservative Bond Fund
Class R6:
PQCNX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Core Conservative Bond Fund (the
“Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Conservative Bond Fund—Class R6	$10	0.19%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 57,075,834
Number of fund holdings	593
Portfolio turnover rate for the period	51%
MF242E21

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	69.8
AA	4.9
A	10.1
BBB	15.0
Cash/Cash Equivalents	0.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Conservative Bond Fund

SHARE CLASS	R6
NASDAQ	PQCNX
CUSIP	74440E888
MF242E21

PGIM TIPS Fund
Class R6:
PQTSX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM TIPS Fund (the “Fund”) for the period of
August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM TIPS Fund—Class R6	$17	0.33%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 61,830,907
Number of fund holdings	37
Portfolio turnover rate for the period	31%
MF242E23

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	99.9
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM TIPS Fund

SHARE CLASS	R6
NASDAQ	PQTSX
CUSIP	74440E870
MF242E23

PGIM Quant Solutions Commodity Strategies Fund
Class Z:
PQCZX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Quant Solutions Commodity Strategies
Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Commodity Strategies Fund—Class Z	$37	0.70%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 44,020,382
Number of fund holdings	31
Portfolio turnover rate for the period	0%
MF242E23Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	84.3%
Affiliated Mutual Fund - Short-Term Investment	15.7%
100.0%
Liabilities in excess of other assets*	(0.0)%**
100.0%

Commodity Futures Contracts outstanding at January 31, 2025
(1),(2)

Commodity Futures Contracts: Long Positions	% of Net Assets
Gold 100 OZ	13.4%
WTI Crude	8.1%
Natural Gas	7.6%
Brent Crude	7.5%
Corn	6.0%
Copper	5.8%
Silver	5.5%
Soybean	5.4%
LME PRI Aluminum	5.2%
Soybean Oil	4.3%
Soybean Meal	3.4%
LME Zinc	3.2%
Cotton No. 2	3.2%
Commodity Futures Contracts: Long Positions	% of Net Assets
NY Harbor ULSD	3.2%
LME Nickel	2.9%
Gasoline RBOB	2.8%
Low Sulphur Gas Oil	2.7%
Coffee 'C'	2.6%
Live Cattle	2.4%
Lean Hogs	2.4%
Sugar No. 11	1.9%
Hard Red Winter Wheat	1.8%
Wheat	1.3%
LME Lead	0.9%
103.5%

Commodity Futures Contracts: Short Positions	% of Net Assets
LME Nickel	(0.6)%
LME PRI Aluminum	(1.3)%
LME Zinc	(3.1)%
(5.0)%

*	Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding, as reported in the Fund's consolidated statutory financial statements.
**	Less than 0.05%
1	Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
2	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of January 31, 2025.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Commodity Strategies Fund

SHARE CLASS	Z
NASDAQ	PQCZX
CUSIP	74440E854
MF242E23Z

PGIM Quant Solutions Commodity Strategies Fund
Class R6:
PQCMX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions Commodity Strategies
Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Commodity Strategies Fund—Class R6	$37	0.70%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 44,020,382
Number of fund holdings	31
Portfolio turnover rate for the period	0%
MF242E23R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	84.3%
Affiliated Mutual Fund - Short-Term Investment	15.7%
100.0%
Liabilities in excess of other assets*	(0.0)%**
100.0%

Commodity Futures Contracts outstanding at January 31, 2025
(1),(2)

Commodity Futures Contracts: Long Positions	% of Net Assets
Gold 100 OZ	13.4%
WTI Crude	8.1%
Natural Gas	7.6%
Brent Crude	7.5%
Corn	6.0%
Copper	5.8%
Silver	5.5%
Soybean	5.4%
LME PRI Aluminum	5.2%
Soybean Oil	4.3%
Soybean Meal	3.4%
LME Zinc	3.2%
Cotton No. 2	3.2%
Commodity Futures Contracts: Long Positions	% of Net Assets
NY Harbor ULSD	3.2%
LME Nickel	2.9%
Gasoline RBOB	2.8%
Low Sulphur Gas Oil	2.7%
Coffee 'C'	2.6%
Live Cattle	2.4%
Lean Hogs	2.4%
Sugar No. 11	1.9%
Hard Red Winter Wheat	1.8%
Wheat	1.3%
LME Lead	0.9%
103.5%

Commodity Futures Contracts: Short Positions	% of Net Assets
LME Nickel	(0.6)%
LME PRI Aluminum	(1.3)%
LME Zinc	(3.1)%
(5.0)%

*	Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding, as reported in the Fund's consolidated statutory financial statements.
**	Less than 0.05%
1	Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
2	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of January 31, 2025.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Commodity Strategies Fund

SHARE CLASS	R6
NASDAQ	PQCMX
CUSIP	74440E862
MF242E23R6

PGIM Quant Solutions Mid-Cap Index Fund
Class R6:
PQCCX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions Mid-Cap Index Fund (the
“Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Index Fund—Class R6	$10	0.19%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 12,297,140
Number of fund holdings	403
Portfolio turnover rate for the period	24%
MF242E24

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	6.7%
Machinery	5.0%
Specialty Retail	4.6%
Insurance	4.3%
Software	4.0%
Capital Markets	3.8%
Oil, Gas & Consumable Fuels	3.8%
Hotels, Restaurants & Leisure	3.1%
Electronic Equipment, Instruments & Components	3.0%
Unaffiliated Exchange-Traded Funds	3.0%
Consumer Staples Distribution & Retail	2.7%
Biotechnology	2.6%
Building Products	2.6%
Construction & Engineering	2.4%
Professional Services	2.4%
Life Sciences Tools & Services	2.3%
Semiconductors & Semiconductor Equipment	2.2%
Metals & Mining	2.0%
Health Care Providers & Services	2.0%
Chemicals	1.9%
Financial Services	1.9%
Trading Companies & Distributors	1.8%
Household Durables	1.7%
Ground Transportation	1.7%
Health Care Equipment & Supplies	1.6%
Commercial Services & Supplies	1.6%
Containers & Packaging	1.5%
Specialized REITs	1.5%
Electrical Equipment	1.5%
Diversified Consumer Services	1.3%
Industry Classification	% of Net Assets
Aerospace & Defense	1.3%
Industrial REITs	1.0%
Gas Utilities	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Food Products	0.9%
Retail REITs	0.9%
Residential REITs	0.9%
Electric Utilities	0.9%
Automobile Components	0.7%
Technology Hardware, Storage & Peripherals	0.7%
Consumer Finance	0.7%
Health Care REITs	0.6%
Office REITs	0.6%
Energy Equipment & Services	0.6%
Communications Equipment	0.6%
Personal Care Products	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Leisure Products	0.5%
Entertainment	0.5%
Construction Materials	0.5%
Beverages	0.5%
Affiliated Mutual Fund - Short-Term Investment	0.3%
Others*	5.1%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Mid-Cap Index Fund

SHARE CLASS	R6
NASDAQ	PQCCX
CUSIP	74440E508
MF242E24

(b) Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Reports below)

PRUDENTIAL INVESTMENT PORTFOLIOS 2

PGIM Jennison Small-Cap Core Equity Fund

PGIM Core Conservative Bond Fund

PGIM TIPS Fund

PGIM Quant Solutions Commodity Strategies Fund

PGIM Quant Solutions Mid-Cap Index Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JANUARY 31, 2025

Table of Contents	Financial Statements and Other Information	January 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

BABs—Build America Bonds

ETF—Exchange-Traded Fund

GMTN—Global Medium Term Note

LME—London Metal Exchange

LP—Limited Partnership

MSC—Morgan Stanley & Co. LLC

MTN—Medium Term Note

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

TIPS—Treasury Inflation-Protected Securities

UBS—UBS Securities LLC

ULSD—Ultra-Low Sulfur Diesel

WTI—West Texas Intermediate

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 96.6%

COMMON STOCKS

Aerospace & Defense 0.4%

Hexcel Corp.	607	$ 39,576

Automobile Components 1.0%

Dorman Products, Inc.*	731	95,966

Banks 9.6%

Ameris Bancorp	1,091	71,624
Atlantic Union Bankshares Corp.	1,875	70,819
BankUnited, Inc.	480	19,733
Brookline Bancorp, Inc.	5,367	65,638
Eastern Bankshares, Inc.	4,614	84,713
Enterprise Financial Services Corp.	1,683	100,711
First Bancorp	1,247	55,030
First Interstate BancSystem, Inc. (Class A Stock)	2,127	70,085
Heritage Financial Corp.	3,564	91,595
Hilltop Holdings, Inc.	1,113	33,590
MidWestOne Financial Group, Inc.	1,434	45,357
Pinnacle Financial Partners, Inc.	589	73,489
Renasant Corp.	2,109	81,998
Wintrust Financial Corp.	743	97,192

		961,574

Biotechnology 5.5%

Apellis Pharmaceuticals, Inc.*	1,103	31,998
Arcutis Biotherapeutics, Inc.*	11,292	149,506
Crinetics Pharmaceuticals, Inc.*	1,800	72,540
Krystal Biotech, Inc.*	125	19,968
Newamsterdam Pharma Co. NV (Netherlands)*(a)	2,136	47,611
Tourmaline Bio, Inc.*	495	7,950
Twist Bioscience Corp.*	2,249	117,780
Vaxcyte, Inc.*	415	36,653
Veracyte, Inc.*	1,590	72,313

		556,319

Building Products 1.3%

Hayward Holdings, Inc.*	5,596	84,276
Zurn Elkay Water Solutions Corp.	1,289	50,838

		135,114

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets 2.4%

Acadian Asset Management, Inc.	2,871	$71,546
Bridge Investment Group Holdings, Inc. (Class A Stock)	4,319	34,595
Marex Group PLC (United Kingdom)	2,638	94,150
Moelis & Co. (Class A Stock)	549	42,981

		243,272

Chemicals 1.7%

Avient Corp.	2,432	104,333

Element Solutions, Inc.	2,468	63,699

		168,032

Commercial Services & Supplies 4.6%

ACV Auctions, Inc. (Class A Stock)*	7,766	164,329
Casella Waste Systems, Inc. (Class A Stock)*	1,363	146,577
VSE Corp.	1,424	145,746

		456,652

Construction & Engineering 2.3%

Concrete Pumping Holdings, Inc.	5,691	48,146
Construction Partners, Inc. (Class A Stock)*	1,290	103,716
Great Lakes Dredge & Dock Corp.*	7,364	80,930

		232,792

Consumer Staples Distribution & Retail 1.2%

Chefs’ Warehouse, Inc. (The)*	2,306	124,201

Diversified Telecommunication Services 0.8%

Cogent Communications Holdings, Inc.	1,041	78,429

Electronic Equipment, Instruments & Components 0.6%

Littelfuse, Inc.	129	30,748
Mirion Technologies, Inc.*	1,682	26,643

		57,391

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Energy Equipment & Services 1.6%

Cactus, Inc. (Class A Stock)	1,448	$86,460
Expro Group Holdings NV*	5,678	71,713

		158,173

Financial Services 3.5%

AvidXchange Holdings, Inc.*	5,900	62,540
Essent Group Ltd.	1,190	69,318
Flywire Corp.*	4,619	89,285
Shift4 Payments, Inc. (Class A Stock)*	1,086	130,157

		351,300

Food Products 2.6%

Adecoagro SA (Brazil)	3,288	31,992
Freshpet, Inc.*	1,035	165,549
Utz Brands, Inc.	5,053	67,508

		265,049

Gas Utilities 1.2%

Chesapeake Utilities Corp.	1,022	124,939

Health Care Equipment & Supplies 2.2%

Beta Bionics, Inc.*	266	6,333
Inari Medical, Inc.*	1,371	109,228
Inspire Medical Systems, Inc.*	229	44,312
iRhythm Technologies, Inc.*	306	33,308
Tandem Diabetes Care, Inc.*	803	29,759

		222,940

Health Care Providers & Services 2.4%

LifeStance Health Group, Inc.*	12,510	99,705

NeoGenomics, Inc.*	4,995	71,429

Option Care Health, Inc.*	1,507	46,596

Select Medical Holdings Corp.	1,054	20,732

		238,462

Health Care Technology 0.3%

Waystar Holding Corp.*	807	32,433

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Hotel & Resort REITs 0.6%

Summit Hotel Properties, Inc.	9,310	$62,470

Hotels, Restaurants & Leisure 2.6%

Golden Entertainment, Inc.	1,605	52,548
Penn Entertainment, Inc.*	3,032	62,459
Shake Shack, Inc. (Class A Stock)*	1,277	150,852

		265,859

Household Durables 0.9%

Century Communities, Inc.	1,154	88,143

Industrial REITs 0.8%

Plymouth Industrial REIT, Inc.	5,093	85,562

Insurance 2.2%

Axis Capital Holdings Ltd.	1,710	155,644
Skyward Specialty Insurance Group, Inc.*	1,362	60,310

		215,954

IT Services 2.4%

ASGN, Inc.*	808	71,274
Grid Dynamics Holdings, Inc.*	7,385	166,827

		238,101

Machinery 4.8%

Enerpac Tool Group Corp.	2,669	120,612
Gates Industrial Corp. PLC*	7,461	154,368
Lindsay Corp.	302	40,525
Trinity Industries, Inc.	4,283	162,026

		477,531

Marine Transportation 1.2%

Kirby Corp.*	1,123	122,575

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining 1.9%

Eldorado Gold Corp. (Turkey)*	7,542	$114,940
ERO Copper Corp. (Brazil)*	5,769	77,305

		192,245

Mortgage Real Estate Investment Trusts (REITs) 1.0%

Ladder Capital Corp.	8,843	99,130

Office REITs 0.8%

Cousins Properties, Inc.	2,551	77,882

Oil, Gas & Consumable Fuels 2.4%

Crescent Energy Co. (Class A Stock)	7,324	110,299
Gulfport Energy Corp.*	161	28,740
Kosmos Energy Ltd. (Ghana)*	11,038	35,101
Northern Oil & Gas, Inc.	1,739	62,517

		236,657

Personal Care Products 0.5%

elf Beauty, Inc.*	482	48,157

Pharmaceuticals 3.3%

Phathom Pharmaceuticals, Inc.*(a)	5,499	32,939
Prestige Consumer Healthcare, Inc.*	960	73,699
Tarsus Pharmaceuticals, Inc.*	2,720	146,228
Verona Pharma PLC (United Kingdom), ADR*	1,427	81,767

		334,633

Professional Services 2.5%

First Advantage Corp.*	1,601	30,227
Huron Consulting Group, Inc.*	904	114,609
Korn Ferry	1,534	108,500

		253,336

Real Estate Management & Development 0.4%

Marcus & Millichap, Inc.	970	37,015

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs 2.3%

Independence Realty Trust, Inc.	7,926	$152,258
UMH Properties, Inc.	4,548	81,819

		234,077

Retail REITs 0.9%

Urban Edge Properties	4,283	87,116

Semiconductors & Semiconductor Equipment 5.2%

Credo Technology Group Holding Ltd.*	727	50,905
Impinj, Inc.*	585	74,231
MACOM Technology Solutions Holdings, Inc.*	799	105,668
SiTime Corp.*	622	127,012
Tower Semiconductor Ltd. (Israel)*	3,289	160,799

		518,615

Software 8.3%

AvePoint, Inc.*	1,643	30,856
Intapp, Inc.*	3,265	232,762
nCino, Inc.*	1,254	42,648
Q2 Holdings, Inc.*	2,055	195,574
Riskified Ltd. (Class A Stock)*	7,960	40,914
SimilarWeb Ltd. (Israel)*	2,456	39,812
Sprout Social, Inc. (Class A Stock)*	2,683	87,654
Varonis Systems, Inc.*	1,816	82,374
Vertex, Inc. (Class A Stock)*	1,393	80,446

		833,040

Specialized REITs 0.7%

National Storage Affiliates Trust	1,829	67,947

Specialty Retail 2.4%

Boot Barn Holdings, Inc.*	502	80,747
Five Below, Inc.*	292	27,384
Foot Locker, Inc.*	2,128	42,666
Warby Parker, Inc. (Class A Stock)*	3,260	90,334

		241,131

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 1.6%

Kontoor Brands, Inc.	1,258	$115,547
Wolverine World Wide, Inc.	1,908	42,606

		158,153

Trading Companies & Distributors 1.7%

Herc Holdings, Inc.	407	83,012
Rush Enterprises, Inc. (Class A Stock)	1,504	91,368

		174,380

TOTAL LONG-TERM INVESTMENTS (cost $6,733,510)		9,692,323

SHORT-TERM INVESTMENTS 4.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)	437,313	437,313
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $53,202; includes $52,917 of cash collateral for securities onloan)(b)(wb)	53,233	53,202

TOTAL SHORT-TERM INVESTMENTS (cost $490,515)		490,515

TOTAL INVESTMENTS 101.5% (cost $7,224,025)		10,182,838
Liabilities in excess of other assets (1.5)%		(153,549)

NET ASSETS 100.0%		$10,029,289

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $52,367; cash collateral of $52,917 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities

Assets

Long-Term Investments
Common Stocks
Aerospace & Defense	$39,576	$—	$—
Automobile Components	95,966	—	—
Banks	961,574	—	—
Biotechnology.	556,319	—	—
Building Products	135,114	—	—
Capital Markets	243,272	—	—
Chemicals	168,032	—	—
Commercial Services & Supplies.	456,652	—	—
Construction & Engineering	232,792	—	—
Consumer Staples Distribution & Retail	124,201	—	—
Diversified Telecommunication Services	78,429	—	—
Electronic Equipment, Instruments & Components	57,391	—	—
Energy Equipment & Services	158,173	—	—
Financial Services	351,300	—	—
Food Products.	265,049	—	—
Gas Utilities	124,939	—	—
Health Care Equipment & Supplies.	222,940	—	—
Health Care Providers & Services	238,462	—	—
Health Care Technology	32,433	—	—
Hotel & Resort REITs	62,470	—	—
Hotels, Restaurants & Leisure	265,859	—	—
Household Durables	88,143	—	—
Industrial REITs	85,562	—	—
Insurance	215,954	—	—
IT Services.	238,101	—	—
Machinery	477,531	—	—
Marine Transportation	122,575	—	—
Metals & Mining	192,245	—	—
Mortgage Real Estate Investment Trusts (REITs)	99,130	—	—
Office REITs	77,882	—	—

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$236,657	$—	$—
Personal Care Products	48,157	—	—
Pharmaceuticals	334,633	—	—
Professional Services	253,336	—	—
Real Estate Management & Development	37,015	—	—
Residential REITs	234,077	—	—
Retail REITs	87,116	—	—
Semiconductors & Semiconductor Equipment	518,615	—	—
Software	833,040	—	—
Specialized REITs	67,947	—	—
Specialty Retail	241,131	—	—
Textiles, Apparel & Luxury Goods	158,153	—	—
Trading Companies & Distributors	174,380	—	—
Short-Term Investments
Affiliated Mutual Funds	490,515	—	—

Total	$10,182,838	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Banks	9.6%
Software	8.3
Biotechnology	5.5
Semiconductors & Semiconductor Equipment	5.2
Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	4.9
Machinery	4.8
Commercial Services & Supplies	4.6
Financial Services	3.5
Pharmaceuticals	3.3
Hotels, Restaurants & Leisure	2.6
Food Products	2.6
Professional Services	2.5
Capital Markets	2.4
Specialty Retail	2.4
Health Care Providers & Services	2.4
IT Services	2.4

Oil, Gas & Consumable Fuels	2.4%
Residential REITs	2.3
Construction & Engineering	2.3
Health Care Equipment & Supplies	2.2
Insurance	2.2
Metals & Mining	1.9
Trading Companies & Distributors	1.7
Chemicals	1.7
Energy Equipment & Services	1.6
Textiles, Apparel & Luxury Goods	1.6
Building Products	1.3
Gas Utilities	1.2
Consumer Staples Distribution & Retail	1.2
Marine Transportation	1.2
Mortgage Real Estate Investment Trusts (REITs)	1.0
Automobile Components	1.0
Household Durables	0.9
Retail REITs	0.9

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Industry Classification (continued):

Industrial REITs	0.8%
Diversified Telecommunication Services	0.8
Office REITs	0.8
Specialized REITs	0.7
Hotel & Resort REITs	0.6
Electronic Equipment, Instruments & Components	0.6
Personal Care Products	0.5
Aerospace & Defense	0.4

Real Estate Management & Development	0.4%
Health Care Technology	0.3

101.5
Liabilities in excess of other assets	(1.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$52,367	$(52,367)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Investments at value, including securities on loan of $52,367:
Unaffiliated investments (cost $6,733,510)	$9,692,323
Affiliated investments (cost $490,515)	490,515
Receivable for investments sold	35,779
Dividends receivable	6,010
Due from Manager	4,343
Receivable for Fund shares sold	2,165
Prepaid expenses	883

Total Assets	10,232,018

Liabilities

Payable for Fund shares purchased	86,531
Payable to broker for collateral for securities on loan	52,917
Payable for investments purchased	16,249
Custodian and accounting fees payable	15,944
Audit fee payable	13,278
Professional fees payable	9,508
Accrued expenses and other liabilities	7,386
Trustees’ fees payable	787
Affiliated transfer agent fee payable	129

Total Liabilities	202,729

Net Assets	$10,029,289

Net assets were comprised of:
Paid-in capital	$6,887,675
Total distributable earnings (loss)	3,141,614

Net assets, January 31, 2025	$10,029,289

Class R6

Net asset value, offering price and redemption price per share, ($10,029,289 ÷ 669,154 shares of beneficial interest issued and outstanding)	$14.99

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$54,868
Affiliated dividend income	7,646
Affiliated income from securities lending, net	506

Total income	63,020

Expenses
Management fee	37,994
Custodian and accounting fees	20,846
Professional fees	16,034
Audit fee	13,277
Shareholders’ reports	5,997
Fund data services	5,428
Trustees’ fees	4,868
Registration fees	1,110
Transfer agent’s fees and expenses (including affiliated expense of $341)	391
Miscellaneous	3,832

Total expenses	109,777
Less: Fee waiver and/or expense reimbursement	(61,652)

Net expenses	48,125

Net investment income (loss)	14,895

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $(33))	616,331
Net change in unrealized appreciation (depreciation) on investments	369,135

Net gain (loss) on investment transactions	985,466

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,000,361

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$14,895	$26,197
Net realized gain (loss) on investment transactions	616,331	1,123,401
Net change in unrealized appreciation (depreciation) on investments	369,135	72,079

Net increase (decrease) in net assets resulting from operations	1,000,361	1,221,677

Dividends and Distributions
Distributions from distributable earnings

Class R6	(817,907)	(92,985)

Fund share transactions
Net proceeds from shares sold (145,910 and 389,031 shares, respectively)	2,165,471	5,068,393
Net asset value of shares issued in reinvestment of dividends and distributions (53,388 and 6,986 shares, respectively)	817,907	92,985

Cost of shares purchased (181,014 and 485,117 shares, respectively)	(2,818,363)	(6,445,389)

Net increase (decrease) in net assets from Fund share transactions	165,015	(1,284,011)

Total increase (decrease)	347,469	(155,319)

Net Assets:

Beginning of period	9,681,820	9,837,139

End of period	$10,029,289	$9,681,820

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Financial Highlights (unaudited)

Class R6 Shares

	Six Months Ended January 31, 2025		Year Ended July 31,
			2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.88		$13.29		$12.28	$19.43	$12.48	$11.82
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.04		0.05	0.02	(0.06)	(-	)(b)
Net realized and unrealized gain (loss) on investment transactions	1.46		1.66		1.02	(2.98)	7.65	0.66
Total from investment operations	1.48		1.70		1.07	(2.96)	7.59	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.02)		(0.04)	-	-	-
Tax return of capital distributions	-		-		(0.02)	-	-	-
Distributions from net realized gains	(1.33)		(0.09)		-	(4.19)	(0.64)	-
Total dividends and distributions	(1.37)		(0.11)		(0.06)	(4.19)	(0.64)	-
Net asset value, end of period	$14.99		$14.88		$13.29	$12.28	$19.43	$12.48
Total Return(c):	9.72%		12.91%		8.77%	(19.13)%	62.10%	5.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,029		$9,682		$9,837	$29,650	$32,765	$21,439
Average net assets (000)	$10,049		$9,243		$27,601	$32,596	$28,667	$17,831
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.95	%(e)	1.00	%(f)	0.95%	0.95%	0.95%	0.95%
Expenses before waivers and/or expense reimbursement	2.17	%(e)	2.36%		1.25%	1.15%	1.19%	1.52%
Net investment income (loss)	0.29	%(e)	0.28%		0.38%	0.11%	(0.39)%	(0.03)%
Portfolio turnover rate(g)	30%		87%		40%	49%	67%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.05% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.1%

ASSET-BACKED SECURITIES 0.3%

Credit Cards

Chase Issuance Trust,
Series 2024-A02, Class A	4.630%	01/15/31	100	$100,036
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7	3.960	10/13/30	100	97,658

TOTAL ASSET-BACKED SECURITIES (cost $207,411)				197,694

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.0%

3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A4	2.253	11/15/54	100	84,744
BANK,
Series 2020-BN29, Class A3	1.742	11/15/53	100	83,953
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4	2.661	08/15/52	89	81,773
Benchmark Mortgage Trust,
Series 2020-B19, Class A3	1.787	09/15/53	175	164,089
Series 2020-B21, Class A4	1.704	12/17/53	100	84,031
Series 2021-B23, Class A4A1	1.823	02/15/54	200	166,697
Series 2021-B30, Class A4	2.329	11/15/54	150	126,108
BMO Mortgage Trust,
Series 2022-C01, Class A4	3.119	02/17/55	150	132,303
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	85,800
CD Mortgage Trust,
Series 2017-CD06, Class A3	3.104	11/13/50	15	14,915
Citigroup Commercial Mortgage Trust,
Series 2017-P08, Class A3	3.203	09/15/50	75	72,400
Commercial Mortgage Trust,
Series 2016-DC02, Class A5	3.765	02/10/49	25	24,711
CSAIL Commercial Mortgage Trust,
Series 2016-C07, Class A4	3.210	11/15/49	43	42,848
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3	3.269	06/10/50	10	9,526
GS Mortgage Securities Trust,
Series 2020-GC47, Class A4	2.125	05/12/53	100	88,153
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A3	3.763	03/10/52	125	119,983
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	12	12,011

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, (cont’d.)
Series 2016-JP04, Class A3	3.393%	12/15/49	125	$121,964
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	116	112,056
Series 2021-L06, Class A3	2.196(cc)	06/15/54	225	191,836
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	160	154,832
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	121	118,549
Series 2017-C39, Class A3	2.878	09/15/50	100	96,418
Series 2020-C55, Class A4	2.474	02/15/53	125	111,129

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,565,632)				2,300,829

CORPORATE BONDS 27.5%

Aerospace & Defense 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	20	19,136
Sr. Unsec’d. Notes	3.100	05/01/26	10	9,777
Sr. Unsec’d. Notes	5.930	05/01/60	60	55,952
Sr. Unsec’d. Notes	6.298	05/01/29	100	103,964
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	5.400	01/15/27	50	50,684
Northrop Grumman Corp.,
Sr. Unsec’d. Notes	4.750	06/01/43	20	17,904
RTX Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	10	9,779
Sr. Unsec’d. Notes	4.875	10/15/40	20	18,358

				285,554

Agriculture 0.8%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	70	60,543
Gtd. Notes	4.700	04/02/27	105	104,757
Gtd. Notes	5.834	02/20/31	15	15,440
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A	5.950	04/20/35	25	25,277

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.875%	02/15/28	85	$85,443
Sr. Unsec’d. Notes	5.125	02/15/30	110	110,878
Sr. Unsec’d. Notes	5.125	02/13/31	30	30,142

				432,480

Airlines 0.1%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	30	30,171

Auto Manufacturers 0.3%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	100	90,533
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	30	29,458
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.400	05/08/27	20	20,202
Sr. Unsec’d. Notes	5.550	07/15/29	30	30,338
Sr. Unsec’d. Notes	5.800	01/07/29	10	10,188

				180,719

Banks 6.3%

Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	325	281,475
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	95	84,101
Sr. Unsec’d. Notes, MTN	3.970(ff)	03/05/29	145	141,152
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	160	139,822
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	90	80,057
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	30	21,002
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	135	122,654
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	240	233,047
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	140	141,363
Discover Bank,
Sr. Unsec’d. Notes	4.650	09/13/28	15	14,761

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339%(ff)	07/27/29	10	$10,400

Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	115	95,866
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	215	210,183
Sr. Unsec’d. Notes	5.851(ff)	04/25/35	10	10,229

HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.013(ff)	09/22/28	105	96,986

Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	29	30,024

JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	20	16,751
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	170	150,231
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	75	64,902
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	25	22,632
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	260	250,577
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	80	68,370
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	44	43,300
Sr. Unsec’d. Notes	4.946(ff)	10/22/35	45	43,459
Sr. Unsec’d. Notes	5.336(ff)	01/23/35	10	9,978

KeyCorp,
Sr. Unsec’d. Notes	6.401(ff)	03/06/35	15	15,706

Morgan Stanley,
Sr. Unsec’d. Notes	5.123(ff)	02/01/29	130	130,681
Sr. Unsec’d. Notes	5.587(ff)	01/18/36	30	30,203
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	65	54,275
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	150	123,500
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	195	160,829

PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	30	30,907

Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	35	35,386
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	15	15,302

UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	100	99,757

Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	55	53,482
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	70	69,510
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	70	62,052

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.879%(ff)	10/30/30	235	$213,293
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	140	142,323

				3,620,528

Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	200	188,232
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	5	4,913
Sr. Unsec’d. Notes	2.250	08/01/31	45	37,474

				230,619

Biotechnology 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.600	08/19/26	115	111,606
Sr. Unsec’d. Notes	5.250	03/02/30	15	15,186
Sr. Unsec’d. Notes	5.750	03/02/63	20	19,297

				146,089

Building Materials 0.2%
Carrier Global Corp.,
Sr. Unsec’d. Notes	5.900	03/15/34	38	39,332
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	5.150	12/01/34	45	44,129
Owens Corning,
Sr. Unsec’d. Notes	3.950	08/15/29	50	47,911
Vulcan Materials Co.,
Sr. Unsec’d. Notes	4.500	06/15/47	5	4,187

				135,559

Chemicals 0.7%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28	100	99,854
Sr. Unsec’d. Notes	5.319	11/15/38	3	3,022
Sr. Unsec’d. Notes	5.419	11/15/48	5	4,990

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

FMC Corp.,
Sr. Unsec’d. Notes	4.500%	10/01/49	15	$11,438

LYB International Finance BV,
Gtd. Notes	4.875	03/15/44	10	8,627

LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40	5	3,664

Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	115	115,230
Sr. Unsec’d. Notes	5.200	06/21/27	140	141,443
Sr. Unsec’d. Notes	5.250	01/15/45	10	9,261

				397,529

Commercial Services 0.2%

California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119	15	9,487

Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	15	10,068

President & Fellows of Harvard College,
Unsec’d. Notes	3.150	07/15/46	9	6,460

Quanta Services, Inc.,
Sr. Unsec’d. Notes	4.750	08/09/27	20	19,957

Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	5	3,265
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	8,792

University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	7	6,539
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	7,938

Washington University (The),
Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	25	18,194

Yale University,
Unsec’d. Notes, Series 2020	2.402	04/15/50	45	26,639

				117,339

Computers 0.3%

Accenture Capital, Inc.,
Gtd. Notes	4.250	10/04/31	65	62,774

Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26	35	33,681

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)

Genpact Luxembourg Sarl/Genpact USA, Inc., (cont’d.)
Gtd. Notes	6.000%	06/04/29	25	$25,620
Teledyne FLIR LLC,
Sr. Unsec’d. Notes	2.500	08/01/30	55	48,207

				170,282

Diversified Financial Services 0.2%
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32	55	45,209
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	45	40,522

				85,731

Electric 2.7%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.800	10/01/47	30	21,596
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	65	55,795
Alabama Power Co.,
Sr. Unsec’d. Notes	3.850	12/01/42	10	7,928
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	06/15/26	20	20,085
Ameren Illinois Co.,
Sr. Sec’d. Notes	4.150	03/15/46	35	28,688
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	35	28,908
Sr. Unsec’d. Notes	3.750	05/15/46	15	11,075
Sr. Unsec’d. Notes	6.350	12/15/32	30	31,670
Atlantic City Electric Co.,
First Mortgage	2.300	03/15/31	10	8,543
Commonwealth Edison Co.,
First Mortgage	4.600	08/15/43	45	39,247
Dominion Energy South Carolina, Inc.,
First Mortgage	5.450	02/01/41	20	19,428
DTE Electric Co.,
First Mortgage	5.200	04/01/33	55	54,959
DTE Energy Co.,
Sr. Unsec’d. Notes	4.950	07/01/27	35	35,137

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Duke Energy Carolinas LLC,
First Mortgage	4.250%	12/15/41	15	$12,727

Duke Energy Florida LLC,
First Mortgage	5.875	11/15/33	100	103,926
First Mortgage	6.350	09/15/37	31	33,089

Entergy Texas, Inc.,
First Mortgage	1.750	03/15/31	30	24,934

FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B	3.900	07/15/27	165	161,188
Sr. Unsec’d. Notes, Series C	4.850	07/15/47	40	34,048

Florida Power & Light Co.,
First Mortgage	3.800	12/15/42	30	23,705
First Mortgage	5.150	06/15/29	65	65,910
First Mortgage	5.250	02/01/41	25	24,180

Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	7	6,797

Nevada Power Co.,
General Ref. Mortgage, Series N	6.650	04/01/36	30	32,280
General Ref. Mortgage, Series R	6.750	07/01/37	10	10,983

Northern States Power Co.,
First Mortgage	3.600	09/15/47	55	40,519

Pacific Gas & Electric Co.,
First Mortgage	4.000	12/01/46	50	36,007
First Mortgage	4.500	07/01/40	100	82,677

PacifiCorp,
First Mortgage	2.700	09/15/30	25	22,005
First Mortgage	4.125	01/15/49	70	53,491
First Mortgage	5.250	06/15/35	45	44,073
First Mortgage	6.350	07/15/38	15	15,615

PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	15	12,410
First Mortgage	4.150	10/01/45	20	16,440
First Mortgage	4.850	02/15/34	5	4,867
First Mortgage	6.250	05/15/39	20	21,674

Public Service Co. of New Hampshire,
First Mortgage	5.350	10/01/33	60	60,518

Public Service Electric & Gas Co.,
First Ref. Mortgage, MTN	3.950	05/01/42	10	8,157
Sec’d. Notes, MTN	4.650	03/15/33	35	33,899

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	2.450%	11/15/31	30	$25,373
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.100	06/15/30	45	42,263
San Diego Gas & Electric Co.,
First Mortgage, Series RRR	3.750	06/01/47	5	3,702
Sempra,
Sr. Unsec’d. Notes	4.000	02/01/48	15	11,085
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	25	18,401
First Ref. Mortgage	4.650	10/01/43	50	41,254
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	5.050	08/15/34	8	7,786
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	20,681

				1,519,723

Entertainment 0.1%

Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	50	40,238
Gtd. Notes	5.141	03/15/52	20	14,919

				55,157

Foods 0.2%

JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl,
Gtd. Notes	5.125	02/01/28	50	50,037

Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	25	20,314

Mondelez International, Inc.,
Sr. Unsec’d. Notes	2.750	04/13/30	10	8,982

Tyson Foods, Inc.,
Sr. Unsec’d. Notes	3.550	06/02/27	10	9,719
Sr. Unsec’d. Notes	4.350	03/01/29	15	14,599

				103,651

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.5%

NiSource, Inc.,
Sr. Unsec’d. Notes	5.250%	02/15/43	15	$13,955
Southern California Gas Co.,
First Mortgage	5.050	09/01/34	25	24,376
Sr. Unsec’d. Notes	2.950	04/15/27	255	245,089

				283,420

Healthcare-Products 0.1%

Abbott Laboratories,
Sr. Unsec’d. Notes	6.150	11/30/37	35	38,140

Agilent Technologies, Inc.,
Sr. Unsec’d. Notes	2.300	03/12/31	20	17,106

Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	2.800	10/15/41	10	7,054

				62,300

Healthcare-Services 1.7%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49	15	10,655

AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	6,147

Ascension Health,
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	13,579

Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021	1.777	11/15/30	30	25,232

Children’s Health System of Texas,
Unsec’d. Notes	2.511	08/15/50	10	5,909

Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017	4.115	01/01/47	10	8,217

Cigna Group (The),
Gtd. Notes	4.375	10/15/28	55	54,046
Gtd. Notes	4.900	12/15/48	15	12,837

CommonSpirit Health,
Sr. Sec’d. Notes	5.205	12/01/31	50	49,874

Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	40	38,927
Sr. Unsec’d. Notes	4.625	05/15/42	60	52,081
Sr. Unsec’d. Notes	5.150	06/15/29	25	25,249

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810%	06/01/41	50	$35,416

Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	28,344
Unsec’d. Notes, Series 2020	2.955	01/01/50	10	6,530

Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50	25	15,289

Mount Sinai Hospital (The),
Sec’d. Notes, Series 2019	3.737	07/01/49	10	6,537

New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.024	08/01/45	45	36,882

NYU Langone Hospitals,
Sec’d. Notes	4.368	07/01/47	15	12,813

OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31	30	25,271

Orlando Health Obligated Group,
Sr. Unsec’d. Notes	5.475	10/01/35	25	25,328

PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	5	4,864

Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,467

Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	9,003
Unsec’d. Notes, Series H	2.746	10/01/26	30	29,045

Sentara Health,
Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	15	9,472

Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	30	19,684
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	11,528

Sutter Health,
Unsec’d. Notes, Series 2018	4.091	08/15/48	15	12,083

UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	35	25,272
Sr. Unsec’d. Notes	4.500	04/15/33	120	114,015
Sr. Unsec’d. Notes	4.800	01/15/30	120	119,818
Sr. Unsec’d. Notes(a)	5.150	07/15/34	60	59,316
Sr. Unsec’d. Notes	5.200	04/15/63	5	4,456

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

UPMC,
Sec’d. Notes	5.035%	05/15/33	25	$24,564

				948,750

Home Builders 0.3%

Toll Brothers Finance Corp.,
Gtd. Notes	4.875	03/15/27	145	144,939

Insurance 1.6%

Arch Capital Finance LLC,
Gtd. Notes	4.011	12/15/26	275	271,735

Arch Capital Group US, Inc.,
Gtd. Notes	5.144	11/01/43	20	18,292

Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes	4.850	12/15/29	10	9,926

Chubb Corp. (The),
Gtd. Notes	6.000	05/11/37	15	15,884

CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	23,922
Sr. Unsec’d. Notes	5.125	02/15/34	5	4,873

Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.900	04/05/32	100	91,136

Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	60	40,247

Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	4.850	04/17/28	65	64,600
Sr. Unsec’d. Notes	6.000	12/07/33	110	112,944

Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	5	4,531
Sr. Unsec’d. Notes	3.400	01/15/31	80	72,386

Loews Corp.,
Sr. Unsec’d. Notes	3.200	05/15/30	15	13,834

Markel Group, Inc.,
Sr. Unsec’d. Notes	4.300	11/01/47	15	11,677

Unum Group,
Sr. Unsec’d. Notes	4.000	06/15/29	140	134,312
Sr. Unsec’d. Notes	5.750	08/15/42	20	19,548

				909,847

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel 0.0%

Nucor Corp.,
Sr. Unsec’d. Notes	3.950%	05/01/28	25	$24,432

Lodging 0.1%

Marriott International, Inc.,
Sr. Unsec’d. Notes	5.350	03/15/35	45	44,371
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	30	29,385

				73,756

Machinery-Diversified 0.2%

Flowserve Corp.,
Sr. Unsec’d. Notes	2.800	01/15/32	10	8,500

IDEX Corp.,
Sr. Unsec’d. Notes	4.950	09/01/29	45	44,923

Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	75	73,277
Gtd. Notes	5.611	03/11/34	5	5,060

				131,760

Media 0.3%

Charter Communications Operating LLC/Charter
Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	20	17,882
Sr. Sec’d. Notes	6.484	10/23/45	80	75,952

Comcast Corp.,
Gtd. Notes	3.750	04/01/40	10	8,022
Gtd. Notes	5.500	05/15/64	55	50,352

Discovery Communications LLC,
Gtd. Notes	4.125	05/15/29	20	18,715

				170,923

Mining 0.8%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.700	05/30/41	85	83,641

BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.250	09/08/33	100	100,238

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Freeport-McMoRan, Inc.,
Gtd. Notes	4.125%	03/01/28	20	$19,451
Gtd. Notes	4.375	08/01/28	50	48,766

Kinross Gold Corp. (Canada),
Gtd. Notes	4.500	07/15/27	60	59,286
Sr. Unsec’d. Notes	6.250	07/15/33	50	51,839

Newmont Corp.,
Gtd. Notes	2.800	10/01/29	70	64,084
Gtd. Notes	5.450	06/09/44	25	24,021

Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	5.350	03/15/34	25	25,008

				476,334

Miscellaneous Manufacturing 0.4%

Carlisle Cos., Inc.,
Sr. Unsec’d. Notes	2.200	03/01/32	50	41,119

Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29	110	107,549

Textron, Inc.,
Sr. Unsec’d. Notes(a)	2.450	03/15/31	65	55,551
Sr. Unsec’d. Notes	3.000	06/01/30	25	22,521

				226,740

Office/Business Equipment 0.1%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.276	12/01/28	30	28,095
Gtd. Notes	5.100	03/01/30	25	24,783

				52,878

Oil & Gas 0.7%

Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	3.850	06/01/27	50	48,973
Sr. Unsec’d. Notes, 144A	5.000	12/15/29	85	83,833

Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	100	83,293
Sr. Unsec’d. Notes	3.750	02/15/52	15	10,282

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
ConocoPhillips Co.,
Gtd. Notes	4.700%	01/15/30	25	$24,785
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34	20	19,722
Gtd. Notes	6.250	03/15/33	70	72,978
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50	20	14,777
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	4.114	03/01/46	15	12,175
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.625	09/01/30	5	5,238
Phillips 66 Co.,
Gtd. Notes	4.900	10/01/46	25	21,507
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.900	08/15/30	20	17,104

				414,667

Packaging & Containers 0.1%

Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	25	24,225
Sr. Sec’d. Notes	5.500	04/15/28	35	35,381

				59,606

Pharmaceuticals 1.0%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	30	25,747
Sr. Unsec’d. Notes	4.550	03/15/35	55	52,054
Sr. Unsec’d. Notes	4.700	05/14/45	45	40,017
CVS Health Corp.,
Sr. Unsec’d. Notes	1.875	02/28/31	60	48,850
Sr. Unsec’d. Notes	4.780	03/25/38	45	39,525
Sr. Unsec’d. Notes	5.125	07/20/45	30	25,660
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.600	08/14/34	95	91,459
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	43	42,389

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Viatris, Inc.,
Gtd. Notes	2.300%	06/22/27	170	$159,880
Gtd. Notes	3.850	06/22/40	60	44,971

				570,552

Pipelines 2.4%

Energy Transfer LP,
Sr. Unsec’d. Notes	3.900	07/15/26	55	54,343
Sr. Unsec’d. Notes	4.200	04/15/27	160	157,985
Sr. Unsec’d. Notes	4.750	01/15/26	40	40,019
Sr. Unsec’d. Notes	5.300	04/15/47	10	8,829
Sr. Unsec’d. Notes	6.125	12/15/45	70	68,965
Sr. Unsec’d. Notes	6.550	12/01/33	20	21,243
Sr. Unsec’d. Notes	6.625	10/15/36	10	10,627
Enterprise Products Operating LLC,
Gtd. Notes	4.850	03/15/44	20	17,925
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	175	153,941
Sr. Unsec’d. Notes	4.250	12/01/27	90	88,663
Sr. Unsec’d. Notes	4.500	04/15/38	30	26,168
Northwest Pipeline LLC,
Sr. Unsec’d. Notes	4.000	04/01/27	25	24,577
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	55	49,917
Gtd. Notes	3.400	09/01/29	75	69,868
Gtd. Notes	6.050	09/01/33	115	118,252
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	35	31,892
Gtd. Notes	5.500	02/15/35	52	51,308
Gtd. Notes	6.125	03/15/33	25	25,832
Gtd. Notes	6.150	03/01/29	90	93,553
Gtd. Notes	6.500	02/15/53	5	5,215
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	110	100,469
Sr. Unsec’d. Notes	4.600	03/15/48	10	8,327
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	50	48,866
Sr. Unsec’d. Notes	4.800	11/15/29	55	54,476

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Williams Cos., Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	5.100%	09/15/45	10	$8,958
Sr. Unsec’d. Notes	5.800	11/15/43	20	19,553

				1,359,771

Real Estate Investment Trusts (REITs) 1.8%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	3.550	03/15/52	30	20,441
Gtd. Notes	4.700	07/01/30	70	68,378
Gtd. Notes	4.850	04/15/49	10	8,558

American Tower Corp.,
Sr. Unsec’d. Notes	2.900	01/15/30	20	18,076

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	165	151,444
Sr. Unsec’d. Notes	2.500	08/16/31	45	37,905
Sr. Unsec’d. Notes	3.900	03/15/27	25	24,470
Sr. Unsec’d. Notes	4.125	06/15/26	50	49,555
Sr. Unsec’d. Notes	5.750	02/15/35	5	5,038

COPT Defense Properties LP,
Gtd. Notes	2.900	12/01/33	30	24,127

CubeSmart LP,
Gtd. Notes	2.250	12/15/28	20	18,087

Essex Portfolio LP,
Gtd. Notes	1.700	03/01/28	15	13,627

GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	10	8,572
Gtd. Notes	5.750	06/01/28	35	35,419

Healthpeak OP LLC,
Gtd. Notes	3.000	01/15/30	20	18,185

Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	5.700	07/01/34	10	9,914
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	15	12,817

Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	60	54,964
Gtd. Notes	3.200	04/01/32	45	39,524

Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32	40	33,998
Sr. Unsec’d. Notes	3.100	12/15/29	95	87,481
Sr. Unsec’d. Notes	3.400	01/15/28	20	19,262

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450%	09/13/29	20	$17,989
Sun Communities Operating LP,
Gtd. Notes	5.500	01/15/29	160	161,512
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28	25	24,830
Sr. Unsec’d. Notes	4.950	02/15/30	10	9,830
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	10	9,625
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.400	02/01/31	35	29,859

				1,013,487

Retail 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes	6.250	11/01/28	60	62,799
Ferguson Enterprises, Inc.,
Gtd. Notes	5.000	10/03/34	15	14,404
Genuine Parts Co.,
Sr. Unsec’d. Notes	4.950	08/15/29	65	64,585
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.900	06/15/47	20	15,640
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	3.100	05/03/27	20	19,365
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/31	15	12,368

				189,161

Semiconductors 0.5%
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41	10	7,718
Sr. Unsec’d. Notes	4.150	02/15/28	40	39,297
Sr. Unsec’d. Notes	4.800	04/15/28	30	30,044
Sr. Unsec’d. Notes	5.050	07/12/27	20	20,163
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	87	75,956
Sr. Unsec’d. Notes, 144A	3.469	04/15/34	60	51,850
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	75	72,341

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes	5.900%	02/10/63	10	$8,972

				306,341

Shipbuilding 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes	5.353	01/15/30	15	15,050

Software 0.3%
Intuit, Inc.,
Sr. Unsec’d. Notes	1.350	07/15/27	5	4,639
Oracle Corp.,
Sr. Unsec’d. Notes	2.800	04/01/27	100	96,053
Sr. Unsec’d. Notes	3.600	04/01/50	5	3,461
ServiceNow, Inc.,
Sr. Unsec’d. Notes	1.400	09/01/30	25	20,819
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	10	9,756
Sr. Unsec’d. Notes	3.700	04/01/29	25	23,833

				158,561

Telecommunications 0.9%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	40	32,255
Sr. Unsec’d. Notes	3.500	06/01/41	120	92,100
Sr. Unsec’d. Notes	3.550	09/15/55	55	36,854
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	5.400	04/15/34	35	34,986
Rogers Communications, Inc. (Canada),
Gtd. Notes	4.500	03/15/42	10	8,360
Gtd. Notes	5.300	02/15/34	75	72,785
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	30	21,449
Gtd. Notes	3.875	04/15/30	100	94,562

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355%	03/15/32	100	$83,228
Sr. Unsec’d. Notes	4.016	12/03/29	45	43,293

				519,872

Transportation 0.1%
CSX Corp.,
Sr. Unsec’d. Notes	4.100	03/15/44	10	8,270
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	5.950	03/15/64	15	15,260
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	15	14,531
Sr. Unsec’d. Notes	3.600	09/15/37	10	8,382

				46,443

TOTAL CORPORATE BONDS (cost $16,395,972)				15,670,721

MUNICIPAL BONDS 0.5%

Arizona 0.1%
Salt River Project Agricultural Improvement & Power
District,
Revenue Bonds, BABs	4.839	01/01/41	35	32,370

California 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	35	36,778
Regents of the University of California Medical Center
Pooled Revenue,
Taxable, Revenue Bonds, Series Q	4.563	05/15/53	15	12,842
State of California,
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	35,167

				84,787

Illinois 0.0%
State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	24	23,251

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Michigan 0.1%
Michigan Finance Authority,
Taxable, Revenue Bonds	3.384%	12/01/40	15	$12,036
University of Michigan,
Taxable, Revenue Bonds, Series B	2.437	04/01/40	25	17,962
Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	15	11,038

				41,036

New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	45	52,505

New York 0.0%
City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	15	14,242
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	15	12,514

				26,756

Ohio 0.0%
JobsOhio Beverage System,
Taxable, Revenue Bonds, Series A	2.833	01/01/38	5	3,947
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	15	12,723
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	9,458

				26,128

Virginia 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B	2.584	11/01/51	40	24,105

TOTAL MUNICIPAL BONDS (cost $391,604)				310,938

SOVEREIGN BONDS 1.6%
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 30Y	7.625	03/29/41	40	44,691
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28	200	192,599

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	4.500%	04/22/29	200	$191,813
Sr. Unsec’d. Notes	6.000	05/13/30	200	201,118
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	26	19,734
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	2.783	01/23/31	32	27,510
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	5.500	02/04/35	200	200,500
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	5.500	03/18/54	40	37,193

TOTAL SOVEREIGN BONDS (cost $959,966)				915,158

U.S. GOVERNMENT AGENCY OBLIGATIONS 25.0%
Federal Farm Credit Bank	1.480	11/26/32	30	23,242
Federal Farm Credit Bank	2.350	03/10/36	30	22,676
Federal Home Loan Bank	1.250	07/23/30	60	49,840
Federal Home Loan Bank	2.090	02/22/36	30	22,276
Federal Home Loan Bank	4.250	09/10/32	20	19,446
Federal Home Loan Mortgage Corp.	1.500	09/01/36	49	42,723
Federal Home Loan Mortgage Corp.	1.500	01/01/37	24	20,789
Federal Home Loan Mortgage Corp.	1.500	10/01/50	187	138,398
Federal Home Loan Mortgage Corp.	2.000	01/01/32	19	18,017
Federal Home Loan Mortgage Corp.	2.000	12/01/50	351	275,784
Federal Home Loan Mortgage Corp.	2.000	05/01/51	414	324,460
Federal Home Loan Mortgage Corp.	2.500	10/01/51	276	227,914
Federal Home Loan Mortgage Corp.	2.500	11/01/51	336	275,188
Federal Home Loan Mortgage Corp.	3.000	02/01/32	15	14,161
Federal Home Loan Mortgage Corp.	3.000	02/01/32	16	15,112
Federal Home Loan Mortgage Corp.	3.000	01/01/37	7	6,092
Federal Home Loan Mortgage Corp.	3.000	12/01/37	9	8,437
Federal Home Loan Mortgage Corp.	3.000	12/01/42	67	59,513
Federal Home Loan Mortgage Corp.	3.000	11/01/46	19	16,950
Federal Home Loan Mortgage Corp.	3.000	01/01/47	126	109,779
Federal Home Loan Mortgage Corp.	3.000	03/01/47	87	75,463
Federal Home Loan Mortgage Corp.	3.000	12/01/47	49	42,272
Federal Home Loan Mortgage Corp.	3.500	11/01/37	11	10,050
Federal Home Loan Mortgage Corp.	3.500	06/01/42	17	15,634
Federal Home Loan Mortgage Corp.	3.500	04/01/46	21	19,134
Federal Home Loan Mortgage Corp.	3.500	11/01/47	29	26,239

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.500%	11/01/47	36	$32,634
Federal Home Loan Mortgage Corp.	3.500	02/01/48	104	93,396
Federal Home Loan Mortgage Corp.	3.500	05/01/52	246	217,974
Federal Home Loan Mortgage Corp.	4.000	10/01/45	19	17,656
Federal Home Loan Mortgage Corp.	4.000	05/01/46	38	35,397
Federal Home Loan Mortgage Corp.	4.000	03/01/47	19	17,388
Federal Home Loan Mortgage Corp.	4.000	01/01/48	26	24,330
Federal Home Loan Mortgage Corp.	4.000	06/01/52	284	259,691
Federal Home Loan Mortgage Corp.	4.500	07/01/47	39	37,343
Federal Home Loan Mortgage Corp.	4.500	12/01/48	9	8,990
Federal Home Loan Mortgage Corp.	6.000	01/01/53	232	233,910
Federal Home Loan Mortgage Corp.	6.750	03/15/31	25	27,983
Federal Home Loan Mortgage Corp., MTN	1.220	08/19/30	25	20,693
Federal National Mortgage Assoc.	0.000(s)	03/17/31	50	37,344
Federal National Mortgage Assoc.	0.500	06/17/25	50	49,308
Federal National Mortgage Assoc.	0.500	11/07/25	30	29,160
Federal National Mortgage Assoc.	0.875	08/05/30	10	8,297
Federal National Mortgage Assoc.	1.500	10/01/50	197	146,375
Federal National Mortgage Assoc.	1.500	11/01/50	200	147,719
Federal National Mortgage Assoc.	2.000	TBA	250	194,570
Federal National Mortgage Assoc.	2.000	05/01/36	414	369,460
Federal National Mortgage Assoc.	2.000	07/01/40	145	124,304
Federal National Mortgage Assoc.	2.000	01/01/41	341	285,209
Federal National Mortgage Assoc.	2.000	05/01/41	351	292,921
Federal National Mortgage Assoc.	2.000	09/01/50	264	207,421
Federal National Mortgage Assoc.	2.000	12/01/50	138	109,163
Federal National Mortgage Assoc.	2.000	01/01/51	251	196,049
Federal National Mortgage Assoc.	2.000	03/01/51	115	90,171
Federal National Mortgage Assoc.	2.000	05/01/51	141	110,200
Federal National Mortgage Assoc.	2.500	TBA	250	203,666
Federal National Mortgage Assoc.	2.500	06/01/28	27	26,449
Federal National Mortgage Assoc.	2.500	09/01/35	45	41,352
Federal National Mortgage Assoc.	2.500	02/01/43	26	22,470
Federal National Mortgage Assoc.	2.500	09/01/46	27	22,626
Federal National Mortgage Assoc.	2.500	09/01/46	46	38,318
Federal National Mortgage Assoc.	2.500	05/01/50	147	121,178
Federal National Mortgage Assoc.	2.500	08/01/50	182	150,093
Federal National Mortgage Assoc.	2.500	10/01/50	474	389,046
Federal National Mortgage Assoc.	2.500	04/01/51	344	283,051
Federal National Mortgage Assoc.	2.500	05/01/51	202	165,760
Federal National Mortgage Assoc.	2.500	08/01/51	88	72,373
Federal National Mortgage Assoc.	2.500	11/01/51	373	306,135

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	11/01/28	19	$18,889
Federal National Mortgage Assoc.	3.000	01/01/30	45	43,234
Federal National Mortgage Assoc.	3.000	12/01/36	20	18,533
Federal National Mortgage Assoc.	3.000	10/01/42	12	10,662
Federal National Mortgage Assoc.	3.000	12/01/42	76	67,395
Federal National Mortgage Assoc.	3.000	02/01/43	148	130,240
Federal National Mortgage Assoc.	3.000	04/01/43	39	34,450
Federal National Mortgage Assoc.	3.000	08/01/43	111	97,953
Federal National Mortgage Assoc.	3.000	01/01/47	131	113,075
Federal National Mortgage Assoc.	3.000	02/01/47	88	76,086
Federal National Mortgage Assoc.	3.000	01/01/50	246	212,266
Federal National Mortgage Assoc.	3.000	11/01/50	94	81,317
Federal National Mortgage Assoc.	3.000	04/01/52	373	317,481
Federal National Mortgage Assoc.	3.500	TBA	250	221,064
Federal National Mortgage Assoc.	3.500	08/01/31	19	18,565
Federal National Mortgage Assoc.	3.500	10/01/32	8	7,937
Federal National Mortgage Assoc.	3.500	06/01/33	12	11,428
Federal National Mortgage Assoc.	3.500	01/01/42	53	47,942
Federal National Mortgage Assoc.	3.500	03/01/42	55	50,189
Federal National Mortgage Assoc.	3.500	10/01/42	151	138,046
Federal National Mortgage Assoc.	3.500	11/01/42	37	33,562
Federal National Mortgage Assoc.	3.500	08/01/43	49	45,015
Federal National Mortgage Assoc.	3.500	03/01/45	83	75,231
Federal National Mortgage Assoc.	3.500	01/01/46	16	14,365
Federal National Mortgage Assoc.	3.500	12/01/46	165	147,904
Federal National Mortgage Assoc.	3.500	01/01/47	34	30,982
Federal National Mortgage Assoc.	3.500	09/01/47	52	46,944
Federal National Mortgage Assoc.	4.000	01/01/41	97	91,654
Federal National Mortgage Assoc.	4.000	04/01/41	51	47,770
Federal National Mortgage Assoc.	4.000	02/01/47	48	44,974
Federal National Mortgage Assoc.	4.000	04/01/48	87	80,809
Federal National Mortgage Assoc.	4.000	03/01/49	167	154,626
Federal National Mortgage Assoc.	4.000	04/01/52	191	174,966
Federal National Mortgage Assoc.	4.500	03/01/41	48	46,702
Federal National Mortgage Assoc.	4.500	02/01/44	42	40,826
Federal National Mortgage Assoc.	4.500	01/01/45	46	44,438
Federal National Mortgage Assoc.	4.500	04/01/48	25	24,128
Federal National Mortgage Assoc.	4.500	05/01/48	8	7,466
Federal National Mortgage Assoc.	4.500	08/01/48	10	9,293
Federal National Mortgage Assoc.	4.500	02/01/49	8	7,622
Federal National Mortgage Assoc.	4.500	06/01/52	95	89,280
Federal National Mortgage Assoc.	4.500	09/01/52	490	461,799

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.000%	TBA	250	$241,143
Federal National Mortgage Assoc.	5.000	11/01/35	59	58,593
Federal National Mortgage Assoc.	5.000	06/01/40	11	11,080
Federal National Mortgage Assoc.	5.000	03/01/42	24	23,991
Federal National Mortgage Assoc.	5.500	11/01/52	311	309,487
Federal National Mortgage Assoc.	5.500	02/01/53	240	237,953
Federal National Mortgage Assoc.	6.000	08/01/53	73	73,435
Federal National Mortgage Assoc.	6.625	11/15/30	40	44,455
Government National Mortgage Assoc.	2.000	12/20/50	440	352,843
Government National Mortgage Assoc.	2.500	03/20/43	6	5,167
Government National Mortgage Assoc.	2.500	12/20/46	10	8,863
Government National Mortgage Assoc.	2.500	05/20/51	433	362,467
Government National Mortgage Assoc.	2.500	10/20/51	76	63,245
Government National Mortgage Assoc.	3.000	01/20/43	54	48,472
Government National Mortgage Assoc.	3.000	04/20/45	22	19,119
Government National Mortgage Assoc.	3.000	07/20/46	38	33,625
Government National Mortgage Assoc.	3.000	09/20/46	39	34,175
Government National Mortgage Assoc.	3.000	03/20/49	44	39,154
Government National Mortgage Assoc.	3.000	06/20/51	75	65,556
Government National Mortgage Assoc.	3.000	08/20/51	192	167,182
Government National Mortgage Assoc.	3.000	03/20/52	215	186,885
Government National Mortgage Assoc.	3.500	12/20/42	109	99,678
Government National Mortgage Assoc.	3.500	01/20/44	30	27,260
Government National Mortgage Assoc.	3.500	04/20/45	16	14,363
Government National Mortgage Assoc.	3.500	07/20/46	68	61,965
Government National Mortgage Assoc.	3.500	08/20/46	105	94,855
Government National Mortgage Assoc.	3.500	09/20/46	16	14,566
Government National Mortgage Assoc.	3.500	07/20/47	44	39,800
Government National Mortgage Assoc.	3.500	11/20/47	29	26,292
Government National Mortgage Assoc.	4.000	12/20/45	47	44,394
Government National Mortgage Assoc.	4.000	10/20/46	3	2,543
Government National Mortgage Assoc.	4.000	03/20/47	22	20,483
Government National Mortgage Assoc.	4.000	07/20/47	27	25,646
Government National Mortgage Assoc.	4.000	09/20/47	72	67,234
Government National Mortgage Assoc.	4.000	03/20/49	11	10,425
Government National Mortgage Assoc.	4.000	03/20/52	139	128,132
Government National Mortgage Assoc.	4.500	04/20/41	10	9,272
Government National Mortgage Assoc.	4.500	03/20/44	25	24,538
Government National Mortgage Assoc.	4.500	12/20/44	23	22,138
Government National Mortgage Assoc.	4.500	11/20/46	12	11,462
Government National Mortgage Assoc.	4.500	01/20/47	4	3,553
Government National Mortgage Assoc.	4.500	08/20/52	248	234,639

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	5.000%	04/20/45	18	$18,180
Government National Mortgage Assoc.	5.500	TBA	250	248,203
Government National Mortgage Assoc.	5.500	12/15/33	6	6,455
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	25	24,745
Tennessee Valley Authority Generic Strips, Bonds	4.724(s)	07/15/34	5	3,052

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $15,849,995)				14,255,033

U.S. TREASURY OBLIGATIONS 39.2%
U.S. Treasury Bonds	1.250	05/15/50	150	71,203
U.S. Treasury Bonds	1.750	08/15/41	530	344,784
U.S. Treasury Bonds	2.000	11/15/41	585	394,784
U.S. Treasury Bonds	2.000	02/15/50	495	287,951
U.S. Treasury Bonds	2.250	05/15/41	165	117,588
U.S. Treasury Bonds	2.250	08/15/49	1,730	1,074,222
U.S. Treasury Bonds	2.375	05/15/51	225	141,539
U.S. Treasury Bonds	3.000	11/15/44	620	472,169
U.S. Treasury Bonds	3.625	08/15/43	950	806,906
U.S. Treasury Bonds	4.000	11/15/52	985	857,258
U.S. Treasury Bonds	4.250	08/15/54	277	252,719
U.S. Treasury Bonds	4.625	05/15/54	208	201,923
U.S. Treasury Bonds	4.750	11/15/53	697	688,723
U.S. Treasury Notes	0.500	10/31/27	1,390	1,256,864
U.S. Treasury Notes	0.750	05/31/26	900	860,063
U.S. Treasury Notes	1.250	11/30/26	1,900	1,802,180
U.S. Treasury Notes	1.500	11/30/28	1,906	1,718,969
U.S. Treasury Notes	2.750	07/31/27	605	584,061
U.S. Treasury Notes	2.750	08/15/32	1,010	899,847
U.S. Treasury Notes	2.875	05/15/28	520	498,022
U.S. Treasury Notes	3.125	08/31/29	690	655,554
U.S. Treasury Notes	3.875	08/15/33	1,440	1,375,425
U.S. Treasury Notes	4.000	01/15/27	1,065	1,060,798
U.S. Treasury Notes	4.125	11/15/27	410	408,815
U.S. Treasury Notes	4.250	02/28/31	1,335	1,323,632
U.S. Treasury Notes	4.250	11/15/34	53	51,774
U.S. Treasury Notes	4.375	07/15/27	740	742,659
U.S. Treasury Notes	4.375	12/31/29	985	986,847
U.S. Treasury Notes	4.500	12/31/31	45	45,155
U.S. Treasury Notes	4.625	10/15/26	1,025	1,031,646
U.S. Treasury Notes	4.750	07/31/25	1,060	1,062,319
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	20	8,641

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	2.271%(s)	08/15/39	185	$90,245
U.S. Treasury Strips Coupon	3.277(s)	08/15/41	35	15,330
U.S. Treasury Strips Coupon	3.621(s)	05/15/44	295	112,031
U.S. Treasury Strips Coupon	4.398(s)	08/15/42	90	37,311
U.S. Treasury Strips Coupon	4.542(s)	02/15/42	15	6,383

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,752,240)				22,346,340

TOTAL LONG-TERM INVESTMENTS (cost $59,122,820)				55,996,713

			Shares

SHORT-TERM INVESTMENTS 4.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)			2,221,130	2,221,130
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $97,807; includes $97,681 of cash collateral for securities on loan)(b)(wb)			97,869	97,811

TOTAL SHORT-TERM INVESTMENTS (cost $2,318,937)				2,318,941

TOTAL INVESTMENTS 102.2% (cost $61,441,757)				58,315,654
Liabilities in excess of other assets (2.2)%				(1,239,820)

NET ASSETS 100.0%				$57,075,834

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,576; cash collateral of $97,681 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Credit Cards.	$—	$197,694	$—
Commercial Mortgage-Backed Securities	—	2,300,829	—
Corporate Bonds.	—	15,670,721	—
Municipal Bonds.	—	310,938	—
Sovereign Bonds.	—	915,158	—
U.S. Government Agency Obligations	—	14,255,033	—
U.S. Treasury Obligations	—	22,346,340	—
Short-Term Investments
Affiliated Mutual Funds	2,318,941	—	—

Total	$2,318,941	$55,996,713	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

U.S. Treasury Obligations	39.2%
U.S. Government Agency Obligations	25.0
Banks	6.3

Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	4.1%

Commercial Mortgage-Backed Securities	4.0

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Industry Classification (continued):

Electric	2.7%
Pipelines	2.4
Real Estate Investment Trusts (REITs)	1.8
Healthcare-Services	1.7
Sovereign Bonds	1.6
Insurance	1.6
Pharmaceuticals	1.0
Telecommunications	0.9
Mining	0.8
Agriculture	0.8
Oil & Gas	0.7
Chemicals	0.7
Municipal Bonds	0.5
Semiconductors	0.5
Aerospace & Defense	0.5
Gas	0.5
Beverages	0.4
Miscellaneous Manufacturing	0.4
Credit Cards	0.3
Retail	0.3
Auto Manufacturers	0.3
Media	0.3
Computers	0.3

Software	0.3
Biotechnology	0.3
Home Builders	0.3%
Building Materials	0.2
Machinery-Diversified	0.2
Commercial Services	0.2
Foods	0.2
Diversified Financial Services	0.2
Lodging	0.1
Healthcare-Products	0.1
Packaging & Containers	0.1
Entertainment	0.1
Office/Business Equipment	0.1
Transportation	0.1
Airlines	0.1
Iron/Steel	0.0 *
Shipbuilding	0.0 *

102.2
Liabilities in excess of other assets	(2.2)

100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$95,576	$(95,576)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Investments at value, including securities on loan of $95,576:
Unaffiliated investments (cost $59,122,820)	$55,996,713
Affiliated investments (cost $2,318,937)	2,318,941
Interest receivable	420,588
Receivable for Fund shares sold	386,248
Due from Manager	7,293
Receivable for investments sold	1,680
Prepaid expenses and other assets	889

Total Assets	59,132,352

Liabilities

Payable for investments purchased	1,869,235
Payable to broker for collateral for securities on loan	97,681
Accrued expenses and other liabilities	62,353
Payable for Fund shares purchased	26,331
Trustees’ fees payable	792
Affiliated transfer agent fee payable	126

Total Liabilities	2,056,518

Net Assets	$57,075,834

Net assets were comprised of:
Paid-in capital	$66,351,721
Total distributable earnings (loss)	(9,275,887)

Net assets, January 31, 2025	$57,075,834

Class R6

Net asset value, offering price and redemption price per share, ($57,075,834 ÷ 6,713,531 shares of beneficial interest issued and outstanding)	$8.50

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Income
Interest income	$959,131
Affiliated dividend income	25,149
Affiliated income from securities lending, net	90

Total income	984,370

Expenses
Management fee	45,819
Audit fee	31,168
Custodian and accounting fees	20,759
Professional fees	18,661
Shareholders’ reports	6,545
Trustees’ fees	5,132
Fund data services	4,409
Transfer agent’s fees and expenses (including affiliated expense of $355)	382
Registration fees	226
Miscellaneous	6,653

Total expenses	139,754
Less: Fee waiver and/or expense reimbursement	(93,934)

Net expenses	45,820

Net investment income (loss)	938,550

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $(6))	(304,889)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $4)	(595,476)

Net gain (loss) on investment transactions	(900,365)

Net Increase (Decrease) In Net Assets Resulting From Operations	$38,185

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$938,550	$1,575,206
Net realized gain (loss) on investment transactions	(304,889)	(1,652,108)
Net change in unrealized appreciation (depreciation) on investments	(595,476)	2,528,717

Net increase (decrease) in net assets resulting from operations	38,185	2,451,815

Dividends and Distributions
Distributions from distributable earnings
Class R6	(981,622)	(1,682,128)

Fund share transactions
Net proceeds from shares sold (2,276,845 and 1,858,336 shares,respectively)	19,588,861	15,541,376
Net asset value of shares issued in reinvestment of dividends and distributions (113,826 and 199,009 shares, respectively)	981,622	1,682,128
Cost of shares purchased (472,853 and 2,467,442 shares, respectively)	(4,087,964)	(20,985,845)

Net increase (decrease) in net assets from Fund share transactions	16,482,519	(3,762,341)

Total increase (decrease)	15,539,082	(2,992,654)

Net Assets:
Beginning of period	41,536,752	44,529,406

End of period	$57,075,834	$41,536,752

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Financial Highlights (unaudited)

Class R6 Shares

	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.66		$8.55		$9.15		$10.39	$10.81	$10.12
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.29		0.23		0.15	0.13	0.22
Net realized and unrealized gain (loss) on investment transactions	(0.15)		0.13		(0.57)		(1.16)	(0.25)	0.73
Total from investment operations	0.02		0.42		(0.34)		(1.01)	(0.12)	0.95
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.31)		(0.26)		(0.20)	(0.21)	(0.26)
Tax return of capital distributions	—		—		(—	)(b)	—	—	—
Distributions from net realized gains	—		—		—		(0.03)	(0.09)	—
Total dividends and distributions	(0.18)		(0.31)		(0.26)		(0.23)	(0.30)	(0.26)
Net asset value, end of period	$8.50		$8.66		$8.55		$9.15	$10.39	$10.81
Total Return(c):	0.18%		5.07%		(3.66)%		(9.79)%	(1.07)%	9.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$57,076		$41,537		$44,529		$51,685	$62,780	$57,963
Average net assets (000)	$47,837		$45,717		$49,258		$58,320	$62,768	$50,192
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.19	%(e)	0.49	%(f)	0.50%		0.50%	0.50%	0.50%
Expenses before waivers and/or expense reimbursement	0.58	%(e)	0.68%		0.63%		0.55%	0.55%	0.67%
Net investment income (loss)	3.89	%(e)	3.45%		2.66%		1.49%	1.28%	2.07%
Portfolio turnover rate(g)(h)	51%		155%		191%		171%	194%	174%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM TIPS Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.6%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	10/15/26	860	$843,247
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/27	251	243,391
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	7,915	7,284,063
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/31	1,012	911,816
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/32	250	220,577
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	02/15/51	982	551,168
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	02/15/50	1,252	744,415
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	601	587,650
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	5,609	5,426,050
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	2,397	2,376,310
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	07/15/32	385	350,362
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	1,811	1,354,060
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	1,599	1,248,971
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	938	693,823
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	3,836	3,708,330
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	431	318,505
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	892	685,915
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	96	72,071
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	163	120,880
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/33	572	534,268
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250	04/15/28	1,746	1,721,059
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	07/15/33	2,945	2,799,129
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	819	695,212
U.S. Treasury Inflation Indexed Bonds, TIPS	1.500	02/15/53	2,261	1,836,993
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	1,017	1,019,739
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/34	3,361	3,269,943
U.S. Treasury Inflation Indexed Bonds, TIPS	1.875	07/15/34	1,644	1,617,583
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	04/15/29	46	46,479
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	01/15/35	1,110	1,110,447
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	29	28,697
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/54	170	159,050
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	6,219	6,321,160
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	1,558	1,601,984
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	7,803	8,537,184
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	1,756	1,860,274
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	77	83,129

TOTAL LONG-TERM INVESTMENTS (cost $61,852,426)				60,983,934

See Notes to Financial Statements.

PGIM TIPS Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (7-day effective yield 4.511%)

(cost $182,089)(wb)	182,089	$182,089

TOTAL INVESTMENTS 98.9% (cost $62,034,515)		61,166,023
Other assets in excess of liabilities 1.1%		664,884

NET ASSETS 100.0%		$61,830,907

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#   Principal amount is shown in U.S. dollars unless otherwise stated.

(wb) Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities

Assets

Long-Term Investments
U.S. Treasury Obligations	$—	$60,983,934	$—

Short-Term Investment
Affiliated Mutual Fund	182,089	—	—

Total	$182,089	$60,983,934	$—

Security Allocations:

The sector allocations of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2025 were as follows:

U.S. Treasury Obligations 98.6%

See Notes to Financial Statements.

PGIM TIPS Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Security Allocations (continued):

Affiliated Mutual Fund	0.3%

98.9
Other assets in excess of liabilities	1.1

100.0%

See Notes to Financial Statements.

PGIM TIPS Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $61,852,426)	$60,983,934
Affiliated investments (cost $182,089)	182,089
Receivable for investments sold	2,350,532
Receivable for Fund shares sold	572,536
Interest receivable	173,546
Prepaid expenses	1,028

Total Assets	64,263,665

Liabilities

Payable for investments purchased	2,337,583
Payable for Fund shares purchased	45,814
Accrued expenses and other liabilities	45,402
Management fee payable	2,933
Trustees’ fees payable	920
Affiliated transfer agent fee payable	106

Total Liabilities	2,432,758

Net Assets	$61,830,907

Net assets were comprised of:
Paid-in capital	$78,934,665
Total distributable earnings (loss)	(17,103,758)

Net assets, January 31, 2025	$61,830,907

Class R6

Net asset value, offering price and redemption price per share,
($61,830,907 ÷ 7,411,271 shares of beneficial interest issued and outstanding)	$8.34

See Notes to Financial Statements.

PGIM TIPS Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Income
Interest income	$886,598
Affiliated dividend income	6,011

Total income	892,609

Expenses
Management fee	72,996
Professional fees	18,437
Audit fee	18,122
Custodian and accounting fees	16,593
Shareholders’ reports	5,828
Trustees’ fees	5,346
Fund data services	4,575
Transfer agent’s fees and expenses (including affiliated expense of $302)	363
Registration fees	226
Miscellaneous	4,893

Total expenses	147,379
Less: Fee waiver and/or expense reimbursement	(41,492)

Net expenses	105,887

Net investment income (loss)	786,722

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	(862,110)
Net change in unrealized appreciation (depreciation) on investments	306,281

Net gain (loss) on investment transactions	(555,829)

Net Increase (Decrease) In Net Assets Resulting From Operations	$230,893

See Notes to Financial Statements.

PGIM TIPS Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$786,722	$3,085,800
Net realized gain (loss) on investment transactions	(862,110)	(4,509,691)
Net change in unrealized appreciation (depreciation) on investments	306,281	3,922,816

Net increase (decrease) in net assets resulting from operations	230,893	2,498,925

Dividends and Distributions
Distributions from distributable earnings
Class R6	(868,784)	(3,328,568)

Fund share transactions
Net proceeds from shares sold (1,124,747 and 1,987,736 shares, respectively)	9,481,112	16,605,431
Net asset value of shares issued in reinvestment of dividends and distributions (103,346 and 402,226 shares, respectively)	868,488	3,328,568
Cost of shares purchased (1,169,319 and 4,511,723 shares, respectively)	(9,767,594)	(37,739,126)

Net increase (decrease) in net assets from Fund share transactions	582,006	(17,805,127)

Total increase (decrease)	(55,885)	(18,634,770)

Net Assets:
Beginning of period	61,886,792	80,521,562

End of period	$61,830,907	$61,886,792

See Notes to Financial Statements.

PGIM TIPS Fund

Financial Highlights (unaudited)

Class R6 Shares

	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.42		$8.50	$9.44	$10.83	$10.67	$9.87
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.37	0.36	0.68	0.36	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		(0.04)	(0.88)	(1.08)	0.32	0.94
Total from investment operations	0.04		0.33	(0.52)	(0.40)	0.68	0.95
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.41)	(0.42)	(0.78)	(0.43)	(0.15)
Distributions from net realized gains	-		-	-	(0.21)	(0.09)	-
Total dividends and distributions	(0.12)		(0.41)	(0.42)	(0.99)	(0.52)	(0.15)
Net asset value, end of period	$8.34		$8.42	$8.50	$9.44	$10.83	$10.67
Total Return(b):	0.42%		4.11%	(5.52)%	(3.91)%	6.49%	9.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61,831		$61,887	$80,522	$90,662	$83,793	$48,736
Average net assets (000)	$62,957		$68,536	$84,102	$83,845	$79,151	$38,800
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.33	%(d)	0.40%	0.40%	0.39%	0.40%	0.40%
Expenses before waivers and/or expense reimbursement	0.46	%(d)	0.44%	0.40%	0.39%	0.41%	0.58%
Net investment income (loss)	2.48	%(d)	4.50%	4.18%	6.66%	3.39%	0.12%
Portfolio turnover rate(e)	31%		66%	68%	73%	72%	102%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited)

as of January 31, 2025

Description			Shares	Value

SHORT-TERM INVESTMENTS 100.0%

AFFILIATED MUTUAL FUND 15.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $6,899,088)(bb)(wb)			6,899,088	$6,899,088

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) 84.3%
U.S. Treasury Bills	4.252%	02/20/25	18,750	18,712,391
U.S. Treasury Bills	4.326	03/11/25(bb)(k)	4,500	4,480,965
U.S. Treasury Bills	4.467	03/11/25	14,000	13,940,780

TOTAL U.S. TREASURY OBLIGATIONS (cost $37,122,735)				37,134,136

TOTAL INVESTMENTS 100.0% (cost $44,021,823)				44,033,224
Liabilities in excess of other assets(z) (0.0)%				(12,842)

NET ASSETS 100.0%				$44,020,382

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:

Commodity Futures contracts outstanding at January 31, 2025(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
44	Brent Crude	May 2025	$3,296,480	$ (54,913)
8	Coffee ‘C’	Mar. 2025	1,133,550	185,413
24	Copper	Mar. 2025	2,567,400	(33,992)
109	Corn	Mar. 2025	2,626,900	181,036
43	Cotton No. 2	Mar. 2025	1,416,420	(110,145)

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Commodity Futures contracts outstanding at January 31, 2025(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
14	Gasoline RBOB	Mar. 2025	$1,210,574	$49,167
21	Gold 100 OZ	Apr. 2025	5,953,500	303,769
28	Hard Red Winter Wheat	Mar. 2025	810,950	(4,513)
29	Lean Hogs	Apr. 2025	1,048,060	43,987
13	Live Cattle	Apr. 2025	1,051,960	23,514
8	LME Lead	Mar. 2025	386,906	(29,819)
14	LME Nickel	Mar. 2025	1,269,418	(58,325)
35	LME PRI Aluminum	Mar. 2025	2,280,906	(24,405)
21	LME Zinc	Mar. 2025	1,429,129	(152,858)
17	Low Sulphur Gas Oil	Mar. 2025	1,201,900	69,174
110	Natural Gas	Mar. 2025	3,348,400	283,423
14	NY Harbor ULSD	Mar. 2025	1,409,612	101,565
15	Silver	Mar. 2025	2,419,875	(2,254)
46	Soybean	Mar. 2025	2,396,600	75,630
49	Soybean Meal	Mar. 2025	1,475,390	12,000
69	Soybean Oil	Mar. 2025	1,908,954	127,143
38	Sugar No. 11	Mar. 2025	823,536	(88,332)
20	Wheat	Mar. 2025	559,500	17,329
49	WTI Crude	Mar. 2025	3,553,970	209,030

				1,122,624

Short Positions:
3	LME Nickel	Mar. 2025	272,018	11,122
9	LME PRI Aluminum	Mar. 2025	586,519	(7,473)
20	LME Zinc	Mar. 2025	1,361,075	81,544

				85,193

				$1,207,817

(1)	Represents positions held in the Cayman Subsidiary.

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

MSC	$—	$3,783,926

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$6,899,088	$—	$—
U.S. Treasury Obligations	—	37,134,136	—

Total	$6,899,088	$37,134,136	$—

Other Financial Instruments*
Assets
Commodity Futures Contracts	$1,774,846	$—	$—

Liabilities
Commodity Futures Contracts	$(567,029)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Allocation:

The sector allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

U.S. Treasury Obligations 84.3%

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Sector Allocation (continued):

Affiliated Mutual Fund	15.7%

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity risk. See the Notes to Consolidated Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2025 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$1,774,846	*	Due from/to broker-variation margin futures	$567,029	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended January 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(1,378,841)

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$3,509,121

For the six months ended January 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$47,239,024
Futures Contracts - Short Positions (1)	2,698,567

*	Average volume is based on average quarter end balances for the six months ended January 31, 2025.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $37,122,735)	$37,134,136
Affiliated investments (cost $6,899,088)	6,899,088
Receivable for Fund shares sold	455,064
Prepaid expenses and other assets	928

Total Assets	44,489,216

Liabilities

Deposit due to broker for centrally cleared/exchange-traded derivatives	180,214
Due to broker—variation margin futures	136,405
Payable for Fund shares purchased	98,518
Accrued expenses and other liabilities	15,026
Audit fee payable	14,940
Custodian and accounting fees payable	13,488
Management fee payable	8,951
Trustees’ fees payable	882
Affiliated transfer agent fee payable	410

Total Liabilities	468,834

Net Assets	$44,020,382

Net assets were comprised of:
Paid-in capital	$63,771,832
Total distributable earnings (loss)	(19,751,450)

Net assets, January 31, 2025	$44,020,382

Class Z

Net asset value, offering price and redemption price per share,
($184,883 ÷ 26,924 shares of beneficial interest issued and outstanding)	$6.87

Class R6

Net asset value, offering price and redemption price per share,
($43,835,499 ÷ 6,398,666 shares of beneficial interest issued and outstanding)	$6.85

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Income
Interest income	$913,549
Affiliated dividend income	179,781

Total income	1,093,330

Expenses
Management fee	103,702
Professional fees	24,387
Custodian and accounting fees	18,239
Audit fee	14,939
Registration fees(a)	12,099
Shareholders’ reports	10,321
Trustees’ fees	5,131
Commitment fees	1,823
Transfer agent’s fees and expenses (including affiliated expense of $1,156)(a)	1,358
Insurance expense	417
Miscellaneous	10,112

Total expenses	202,528
Less: Fee waiver and/or expense reimbursement(a)	(45,190)

Net expenses	157,338

Net investment income (loss)	935,992

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	6,838
Futures transactions	(1,378,841)

(1,372,003)

Net change in unrealized appreciation (depreciation) on:
Investments	9,782
Futures	3,509,121

3,518,903

Net gain (loss) on investment transactions	2,146,900

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,082,892

(a)	Class specific expenses and waivers were as follows:

	Class Z	Class R6
Registration fees	10,082	2,017
Transfer agent’s fees and expenses	431	927
Fee waiver and/or expense reimbursement	(10,639)	(34,551)

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$935,992	$2,404,167
Net realized gain (loss) on investment transactions	(1,372,003)	1,171,953
Net change in unrealized appreciation (depreciation) on investments	3,518,903	(6,054,259)

Net increase (decrease) in net assets resulting from operations	3,082,892	(2,478,139)

Dividends and Distributions
Distributions from distributable earnings
Class Z	(5,699)	(20,248)
Class R6	(1,753,137)	(2,087,320)

Total dividends and distributions	(1,758,836)	(2,107,568)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	7,398,765	15,515,022
Net asset value of shares issued in reinvestment of dividends and distributions	1,371,893	2,107,559
Cost of shares purchased	(11,296,081)	(29,231,411)

Net increase (decrease) in net assets from Fund share transactions	(2,525,423)	(11,608,830)

Total increase (decrease)	(1,201,367)	(16,194,537)

Net Assets:

Beginning of period	45,221,749	61,416,286

End of period	$44,020,382	$45,221,749

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Financial Highlights (unaudited)

Class Z Shares
	Six Months Ended January 31, 2025					December 14, 2021(a) through July 31, 2022
			Year Ended July 31,
			2024		2023

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.65		$7.22		$10.53	$7.94
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.31		0.24	0.01	(c)
Net realized and unrealized gain (loss) on investment transactions	0.35		(0.63)		(1.23)	2.58
Total from investment operations	0.49		(0.32)		(0.99)	2.59
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.25)		(2.32)	-
Net asset value, end of period	$6.87		$6.65		$7.22	$10.53
Total Return(d):	7.59%		(4.37)%		(10.36)%	32.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$185		$202		$738	$532
Average net assets (000)	$177		$491		$5,071	$424
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.70	%(f)	0.71	%(g)	0.70%	0.70	%(f)
Expenses before waivers and/or expense reimbursement	12.64	%(f)	5.24%		1.41%	9.94	%(f)
Net investment income (loss)	4.19	%(f)	4.56%		3.10%	0.08	%(f)
Portfolio turnover rate(h)	0%		0%		0%	0%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares

	Six Months Ended January 31, 2025
			Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.64		$7.21		$10.53	$12.02	$8.34	$9.44
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.32		0.24	(0.02)	(0.05)	0.01
Net realized and unrealized gain (loss) on investment transactions	0.34		(0.63)		(1.22)	2.45	3.73	(1.01)
Total from investment operations	0.48		(0.31)		(0.98)	2.43	3.68	(1.00)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.26)		(2.34)	(3.92)	-	(0.10)
Tax return of capital distributions	-		-		-	-	-	(-	)(b)
Total dividends and distributions	(0.27)		(0.26)		(2.34)	(3.92)	-	(0.10)
Net asset value, end of period	$6.85		$6.64		$7.21	$10.53	$12.02	$8.34
Total Return(c):	7.44%		(4.19)%		(10.42)%	30.61%	44.12%	(10.74)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,835		$45,020		$60,679	$80,579	$61,721	$38,553
Average net assets (000)	$44,411		$51,951		$69,187	$67,445	$53,974	$28,308
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.70	%(e)	0.71	%(f)	0.65%	0.62%	0.64%	0.80%
Expenses before waivers and/or expense reimbursement	0.85	%(e)	0.82%		0.72%	0.68%	0.71%	0.94%
Net investment income (loss)	4.16	%(e)	4.58%		3.04%	(0.18)%	(0.53)%	0.17%
Portfolio turnover rate(g)	0%		0%		0%	0%	0%	0%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 101.1%

COMMON STOCKS 98.2%

Aerospace & Defense 1.3%

BWX Technologies, Inc.	355	$40,090
Curtiss-Wright Corp.	150	52,041
Hexcel Corp.	325	21,190
Woodward, Inc.	240	44,460

		157,781

Air Freight & Logistics 0.2%

GXO Logistics, Inc.*	480	21,816

Automobile Components 0.7%

Autoliv, Inc. (Sweden)	285	27,548
Gentex Corp.	905	23,457
Goodyear Tire & Rubber Co. (The)*	1,135	10,067
Lear Corp.	220	20,700
Visteon Corp.*	110	9,247

		91,019

Automobiles 0.3%

Harley-Davidson, Inc.	460	12,448
Thor Industries, Inc.	205	21,082

		33,530

Banks 6.8%

Associated Banc-Corp.	645	16,215
Bank OZK	420	21,332
Cadence Bank	730	25,696
Columbia Banking System, Inc.	835	23,297
Comerica, Inc.	525	35,343
Commerce Bancshares, Inc.	491	32,799
Cullen/Frost Bankers, Inc.	245	34,153
East West Bancorp, Inc.	553	56,942
First Financial Bankshares, Inc.	515	19,189
First Horizon Corp.	2,110	46,188
Flagstar Financial, Inc.	1,161	13,735
FNB Corp.	1,436	22,531
Glacier Bancorp, Inc.	455	22,600
Hancock Whitney Corp.	345	20,610
Home BancShares, Inc.	740	22,341
International Bancshares Corp.	210	13,837

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Old National Bancorp	1,270	$30,290
Pinnacle Financial Partners, Inc.	300	37,431
Prosperity Bancshares, Inc.	370	29,600
SouthState Corp.	380	40,124
Synovus Financial Corp.	565	31,877
Texas Capital Bancshares, Inc.*	185	14,606
UMB Financial Corp.	270	31,833
United Bankshares, Inc.	540	20,790
Valley National Bancorp	1,890	19,429
Webster Financial Corp.	685	41,264
Western Alliance Bancorp	435	38,223
Wintrust Financial Corp.	266	34,795
Zions Bancorp NA	590	34,137

		831,207

Beverages 0.5%

Boston Beer Co., Inc. (The) (Class A Stock)*	30	7,520
Celsius Holdings, Inc.*	635	15,862
Coca-Cola Consolidated, Inc.	24	32,823

		56,205

Biotechnology 2.6%

BioMarin Pharmaceutical, Inc.*	760	48,154
Cytokinetics, Inc.*	470	23,246
Exelixis, Inc.*	1,140	37,791
Halozyme Therapeutics, Inc.*	510	28,886
Neurocrine Biosciences, Inc.*	405	61,487
Roivant Sciences Ltd.*	1,710	19,032
Sarepta Therapeutics, Inc.*	380	43,214
United Therapeutics Corp.*	175	61,455

		323,265

Broadline Retail 0.4%

Macy’s, Inc.	1,105	17,216
Nordstrom, Inc.	380	9,196
Ollie’s Bargain Outlet Holdings, Inc.*	245	27,320

		53,732

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products 2.6%

AAON, Inc.	260	$30,259
Advanced Drainage Systems, Inc.	285	34,459
Carlisle Cos., Inc.	180	70,103
Fortune Brands Innovations, Inc.	495	35,476
Owens Corning	334	61,640
Simpson Manufacturing Co., Inc.	165	27,720
Trex Co., Inc.*	430	31,317
UFP Industries, Inc.	245	28,334

		319,308

Capital Markets 3.8%
Affiliated Managers Group, Inc.	115	21,613
Carlyle Group, Inc. (The)	840	47,174
Evercore, Inc. (Class A Stock)	145	42,234
Federated Hermes, Inc.	310	12,329
Hamilton Lane, Inc. (Class A Stock)	165	26,265
Houlihan Lokey, Inc.	205	37,253
Interactive Brokers Group, Inc. (Class A Stock)	435	94,587
Janus Henderson Group PLC	510	22,914
Jefferies Financial Group, Inc.	636	48,902
Morningstar, Inc.	110	36,150
SEI Investments Co.	390	33,766
Stifel Financial Corp.	398	46,108

		469,295

Chemicals 1.9%

Arcadium Lithium PLC (Argentina)*	4,287	24,607
Ashland, Inc.	195	12,381
Avient Corp.	365	15,659
Axalta Coating Systems Ltd.*	870	31,268
Cabot Corp.	220	19,023
Chemours Co. (The)	580	11,014
NewMarket Corp.	29	14,443
Olin Corp.	470	13,766
RPM International, Inc.	515	65,199
Scotts Miracle-Gro Co. (The)	170	12,063
Westlake Corp.	135	15,426

		234,849

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Commercial Services & Supplies 1.6%
Brink’s Co. (The)	170	$15,866
Clean Harbors, Inc.*	198	46,134
MSA Safety, Inc.	160	26,357
RB Global, Inc. (Canada)	735	65,768
Tetra Tech, Inc.	1,070	39,376

		193,501

Communications Equipment 0.6%
Ciena Corp.*	575	50,105
Lumentum Holdings, Inc.*	265	22,541

		72,646

Construction & Engineering 2.4%
AECOM	534	56,305
Comfort Systems USA, Inc.	145	63,329
EMCOR Group, Inc.	182	81,547
Fluor Corp.*	685	33,024
MasTec, Inc.*	240	34,821
Valmont Industries, Inc.	80	26,541

		295,567

Construction Materials 0.5%
Eagle Materials, Inc.	132	33,890
Knife River Corp.*	220	22,787

		56,677

Consumer Finance 0.7%
Ally Financial, Inc.	1,095	42,672
FirstCash Holdings, Inc.	155	16,918
SLM Corp.	845	23,584

		83,174

Consumer Staples Distribution & Retail 2.7%
BJ’s Wholesale Club Holdings, Inc.*	530	52,496
Casey’s General Stores, Inc.	145	61,157
Maplebear, Inc.*	640	30,899
Performance Food Group Co.*	610	55,089

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail (cont’d.)
Sprouts Farmers Market, Inc.*	400	$63,336
US Foods Holding Corp.*	930	65,965

		328,942

Containers & Packaging 1.5%
AptarGroup, Inc.	255	40,073
Berry Global Group, Inc.	460	31,243
Crown Holdings, Inc.	475	41,733
Graphic Packaging Holding Co.	1,195	32,779
Greif, Inc. (Class A Stock)	95	5,816
Silgan Holdings, Inc.	325	17,882
Sonoco Products Co.	395	18,818

		188,344

Diversified Consumer Services 1.3%
Duolingo, Inc.*	155	56,418
Graham Holdings Co. (Class B Stock)	14	13,003
Grand Canyon Education, Inc.*	115	20,199
H&R Block, Inc.	550	30,421
Service Corp. International	580	45,310

		165,351

Diversified REITs 0.4%
WP Carey, Inc.	875	48,921

Diversified Telecommunication Services 0.4%
Frontier Communications Parent, Inc.*	885	31,648
Iridium Communications, Inc.	455	13,081

		44,729

Electric Utilities 0.9%
ALLETE, Inc.	220	14,436
IDACORP, Inc.	215	23,637
OGE Energy Corp.	800	33,784
Portland General Electric Co.	420	17,279
TXNM Energy, Inc.	355	17,164

		106,300

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Electrical Equipment 1.5%

Acuity Brands, Inc.	119	$39,555
EnerSys	160	15,531
NEXTracker, Inc. (Class A Stock)*	575	28,992
nVent Electric PLC	660	42,959
Regal Rexnord Corp.	255	40,476
Sensata Technologies Holding PLC	595	16,160

		183,673

Electronic Equipment, Instruments & Components 3.0%

Arrow Electronics, Inc.*	205	23,893
Avnet, Inc.	350	18,081
Belden, Inc.	165	19,218
Cognex Corp.	685	27,332
Coherent Corp.*	620	56,104
Crane NXT Co.	200	12,794
Fabrinet (Thailand)*	135	29,188
Flex Ltd.*	1,545	64,349
IPG Photonics Corp.*	110	8,066
Littelfuse, Inc.	95	22,644
Novanta, Inc.*	140	20,952
TD SYNNEX Corp.	296	42,183
Vontier Corp.	590	22,745

		367,549

Energy Equipment & Services 0.6%

ChampionX Corp.	760	21,766
NOV, Inc.	1,550	22,398
Valaris Ltd.*	260	12,464
Weatherford International PLC	290	18,256

		74,884

Entertainment 0.5%

TKO Group Holdings, Inc.*	255	39,579
Warner Music Group Corp. (Class A Stock)	570	18,126

		57,705

Financial Services 1.9%

Equitable Holdings, Inc.	1,250	68,025
Essent Group Ltd.	415	24,174

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Financial Services (cont’d.)
Euronet Worldwide, Inc.*	160	$15,760
MGIC Investment Corp.	1,010	25,795
Shift4 Payments, Inc. (Class A Stock)*	265	31,760
Voya Financial, Inc.	375	26,621
Western Union Co. (The)	1,335	13,777
WEX, Inc.*	150	27,584

		233,496

Food Products 0.9%
Darling Ingredients, Inc.*	635	23,787
Flowers Foods, Inc.	770	15,054
Ingredion, Inc.	252	34,383
Lancaster Colony Corp.	75	12,656
Pilgrim’s Pride Corp.*	160	7,446
Post Holdings, Inc.*	190	20,170

		113,496

Gas Utilities 1.0%
National Fuel Gas Co.	355	24,861
New Jersey Resources Corp.	395	18,940
ONE Gas, Inc.	230	16,247
Southwest Gas Holdings, Inc.	240	17,923
Spire, Inc.	225	15,966
UGI Corp.	857	26,336

		120,273

Ground Transportation 1.7%
Avis Budget Group, Inc.*	70	6,279
Knight-Swift Transportation Holdings, Inc.	645	36,823
Landstar System, Inc.	140	23,052
Ryder System, Inc.	170	27,100
Saia, Inc.*	102	48,971
XPO, Inc.*	465	62,157

		204,382

Health Care Equipment & Supplies 1.6%
DENTSPLY SIRONA, Inc.	800	15,808
Envista Holdings Corp.*	670	13,748
Globus Medical, Inc. (Class A Stock)*	455	42,188

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Haemonetics Corp.*	195	$13,465
Lantheus Holdings, Inc.*	275	25,440
LivaNova PLC*	210	10,490
Masimo Corp.*	170	29,619
Neogen Corp.*	790	9,053
Penumbra, Inc.*	145	38,711

		198,522

Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc.*	360	16,240
Amedisys, Inc.*	135	12,487
Chemed Corp.	60	33,720
Encompass Health Corp.	405	40,204
Ensign Group, Inc. (The)	220	30,725
HealthEquity, Inc.*	350	38,647
Option Care Health, Inc.*	675	20,871
Tenet Healthcare Corp.*	375	52,834

		245,728

Health Care REITs 0.6%
Healthcare Realty Trust, Inc.	1,415	23,701
Omega Healthcare Investors, Inc.	1,075	39,840
Sabra Health Care REIT, Inc.	945	15,791

		79,332

Health Care Technology 0.2%
Doximity, Inc. (Class A Stock)*	510	30,141

Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	810	10,927

Hotels, Restaurants & Leisure 3.1%
Aramark	1,050	40,856
Boyd Gaming Corp.	255	19,546
Choice Hotels International, Inc.	95	13,996
Churchill Downs, Inc.	295	36,456
Hilton Grand Vacations, Inc.*	250	10,300
Hyatt Hotels Corp. (Class A Stock)	160	25,317
Light & Wonder, Inc.*	345	30,329

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)

Marriott Vacations Worldwide Corp.	125	$10,846
Planet Fitness, Inc. (Class A Stock)*	325	35,152
Texas Roadhouse, Inc.	270	48,897
Travel + Leisure Co.	265	14,405
Vail Resorts, Inc.	145	24,667
Wendy’s Co. (The)	685	10,159
Wingstop, Inc.	115	34,259
Wyndham Hotels & Resorts, Inc.	305	32,031

		387,216

Household Durables 1.7%

KB Home	270	18,117
Taylor Morrison Home Corp.*	415	26,751
Tempur Sealy International, Inc.	695	43,882
Toll Brothers, Inc.	396	53,781
TopBuild Corp.*	120	41,122
Whirlpool Corp.	220	23,102

		206,755

Independent Power & Renewable Electricity Producers 0.1%

Ormat Technologies, Inc.	230	14,754

Industrial REITs 1.0%

EastGroup Properties, Inc.	190	32,228
First Industrial Realty Trust, Inc.	530	28,297
Rexford Industrial Realty, Inc.	885	35,984
STAG Industrial, Inc.	725	24,780

		121,289

Insurance 4.3%

American Financial Group, Inc.	290	39,602
Brighthouse Financial, Inc.*	235	14,502
CNO Financial Group, Inc.	405	16,176
Fidelity National Financial, Inc.	1,035	60,206
First American Financial Corp.	410	25,920
Hanover Insurance Group, Inc. (The)	140	21,433
Kemper Corp.	240	16,123
Kinsale Capital Group, Inc.	83	36,681
Old Republic International Corp.	930	34,019

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Primerica, Inc.	130	$37,722
Reinsurance Group of America, Inc.	263	59,927
RenaissanceRe Holdings Ltd. (Bermuda)	200	46,516
RLI Corp.	340	24,939
Ryan Specialty Holdings, Inc.	425	28,297
Selective Insurance Group, Inc.	235	19,771
Unum Group	670	51,087

		532,921

Interactive Media & Services 0.1%

ZoomInfo Technologies, Inc.*	1,045	10,753

IT Services 0.4%

ASGN, Inc.*	175	15,437
Kyndryl Holdings, Inc.*	925	35,113

		50,550

Leisure Products 0.5%

Brunswick Corp.	255	17,197
Mattel, Inc.*	1,345	25,071
Polaris, Inc.	205	9,779
YETI Holdings, Inc.*	335	12,482

		64,529

Life Sciences Tools & Services 2.3%

Avantor, Inc.*	2,710	60,379
Bio-Rad Laboratories, Inc. (Class A Stock)*	80	28,870
Bruker Corp.	445	25,877
Illumina, Inc.*	635	84,290
Medpace Holdings, Inc.*	100	34,915
Repligen Corp.*	210	34,904
Sotera Health Co.*	620	8,500

		277,735

Machinery 5.0%

AGCO Corp.	241	25,168
Chart Industries, Inc.*	165	34,912
CNH Industrial NV	3,485	44,887

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)
Crane Co.	185	$31,509
Donaldson Co., Inc.	477	33,958
Esab Corp.	220	27,245
Flowserve Corp.	525	32,875
Graco, Inc.	675	56,815
ITT, Inc.	324	48,930
Lincoln Electric Holdings, Inc.	220	43,732
Middleby Corp. (The)*	215	36,795
Mueller Industries, Inc.	455	35,831
Oshkosh Corp.	260	30,264
RBC Bearings, Inc.*	120	41,850
Terex Corp.	270	12,984
Timken Co. (The)	245	19,666
Toro Co. (The)	410	34,141
Watts Water Technologies, Inc. (Class A Stock)	115	23,780

		615,342

Marine Transportation 0.2%
Kirby Corp.*	225	24,559

Media 0.4%
New York Times Co. (The) (Class A Stock)	650	35,295
Nexstar Media Group, Inc.	110	16,854

		52,149

Metals & Mining 2.0%
Alcoa Corp.	1,030	36,380
Carpenter Technology Corp.	190	36,681
Cleveland-Cliffs, Inc.*	1,930	19,763
Commercial Metals Co.	455	22,063
Reliance, Inc.	214	61,953
Royal Gold, Inc.	260	36,353
United States Steel Corp.	900	33,165

		246,358

Mortgage Real Estate Investment Trusts (REITs) 0.6%
Annaly Capital Management, Inc.	2,235	45,617
Starwood Property Trust, Inc.	1,275	24,671

		70,288

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Multi-Utilities 0.2%
Black Hills Corp.	275	$16,151
Northwestern Energy Group, Inc.	245	13,208

		29,359

Office REITs 0.6%
COPT Defense Properties	440	12,954
Cousins Properties, Inc.	670	20,455
Kilroy Realty Corp.	425	16,583
Vornado Realty Trust	660	28,552

		78,544

Oil, Gas & Consumable Fuels 3.8%
Antero Midstream Corp.	1,345	21,574
Antero Resources Corp.*	1,165	43,478
Chord Energy Corp.	240	26,988
Civitas Resources, Inc.	355	18,020
CNX Resources Corp.*	595	16,291
DT Midstream, Inc.	390	39,421
Expand Energy Corp.	841	85,445
HF Sinclair Corp.	640	23,091
Matador Resources Co.	465	26,970
Murphy Oil Corp.	550	14,646
Ovintiv, Inc.	1,040	43,909
PBF Energy, Inc. (Class A Stock)	400	11,704
Permian Resources Corp.	2,535	37,138
Range Resources Corp.	965	35,744
Viper Energy, Inc.	410	19,229

		463,648

Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	240	28,073

Passenger Airlines 0.4%
American Airlines Group, Inc.*	2,620	44,330

Personal Care Products 0.6%
BellRing Brands, Inc.*	515	39,835

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Personal Care Products (cont’d.)
Coty, Inc. (Class A Stock)*	1,480	$10,848
elf Beauty, Inc.*	215	21,481

		72,164

Pharmaceuticals 0.4%
Jazz Pharmaceuticals PLC*	240	29,849
Perrigo Co. PLC	545	13,576

		43,425

Professional Services 2.4%
CACI International, Inc. (Class A Stock)*	84	32,446
Concentrix Corp.	183	9,567
ExlService Holdings, Inc.*	640	32,166
Exponent, Inc.	195	17,876
FTI Consulting, Inc.*	145	28,326
Genpact Ltd.	650	31,649
Insperity, Inc.	135	10,126
KBR, Inc.	530	28,843
ManpowerGroup, Inc.	190	11,442
Maximus, Inc.	235	17,693
Parsons Corp.*	190	15,061
Paylocity Holding Corp.*	175	35,966
Science Applications International Corp.	200	21,656

		292,817

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.*	194	54,863

Residential REITs 0.9%
American Homes 4 Rent (Class A Stock)	1,265	43,807
Equity LifeStyle Properties, Inc.	765	50,069
Independence Realty Trust, Inc.	895	17,193

		111,069

Retail REITs 0.9%
Agree Realty Corp.	415	30,117
Brixmor Property Group, Inc.	1,205	31,402

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Retail REITs (cont’d.)

Kite Realty Group Trust	875	$20,256
NNN REIT, Inc.	750	29,543

		111,318

Semiconductors & Semiconductor Equipment 2.2%

Allegro MicroSystems, Inc. (Japan)*	500	12,045
Amkor Technology, Inc.	440	10,828
Cirrus Logic, Inc.*	205	20,590
Lattice Semiconductor Corp.*	550	31,361
MACOM Technology Solutions Holdings, Inc.*	235	31,079
MKS Instruments, Inc.	265	30,019
Onto Innovation, Inc.*	200	40,952
Power Integrations, Inc.	230	14,334
Rambus, Inc.*	425	26,189
Silicon Laboratories, Inc.*	120	16,271
Synaptics, Inc.*	160	13,584
Universal Display Corp.	170	25,486

		272,738

Software 4.0%

Altair Engineering, Inc. (Class A Stock)*	230	25,381
Appfolio, Inc. (Class A Stock)*	90	21,052
Aspen Technology, Inc.*	100	26,355
BILL Holdings, Inc.*	380	36,773
Blackbaud, Inc.*	155	11,958
Commvault Systems, Inc.*	170	27,074
DocuSign, Inc.*	810	78,351
Dolby Laboratories, Inc. (Class A Stock)	240	20,095
Dropbox, Inc. (Class A Stock)*	890	28,614
Dynatrace, Inc.*	1,190	68,723
Guidewire Software, Inc.*	330	69,719
Manhattan Associates, Inc.*	244	50,896
Qualys, Inc.*	145	20,214
Teradata Corp.*	375	11,966

		497,171

Specialized REITs 1.5%

CubeSmart	900	37,530
EPR Properties	295	13,600

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs (cont’d.)

Gaming & Leisure Properties, Inc.	1,095	$52,987
Lamar Advertising Co. (Class A Stock)	351	44,373
National Storage Affiliates Trust	270	10,031
PotlatchDeltic Corp.	280	12,524
Rayonier, Inc.	557	14,564

		185,609

Specialty Retail 4.6%

Abercrombie & Fitch Co. (Class A Stock)*	200	23,876
AutoNation, Inc.*	110	20,741
Burlington Stores, Inc.*	255	72,402
Chewy, Inc. (Class A Stock)*	660	25,727
Dick’s Sporting Goods, Inc.	225	54,011
Five Below, Inc.*	220	20,632
Floor & Decor Holdings, Inc. (Class A Stock)*	430	43,043
GameStop Corp. (Class A Stock)*	1,620	43,578
Gap, Inc. (The)	885	21,302
Lithia Motors, Inc.	110	41,371
Murphy USA, Inc.	73	36,712
Penske Automotive Group, Inc.	75	12,422
RH*	55	23,051
Valvoline, Inc.*	515	19,112
Williams-Sonoma, Inc.	495	104,628

		562,608

Technology Hardware, Storage & Peripherals 0.7%

Pure Storage, Inc. (Class A Stock)*	1,240	84,060

Textiles, Apparel & Luxury Goods 0.9%

Capri Holdings Ltd.*	460	11,399
Columbia Sportswear Co.	125	11,038
Crocs, Inc.*	235	23,986
PVH Corp.	215	19,264
Skechers USA, Inc. (Class A Stock)*	525	39,554
Under Armour, Inc. (Class A Stock)*	735	6,137
Under Armour, Inc. (Class C Stock)*	525	3,953

		115,331

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Trading Companies & Distributors 1.8%

Applied Industrial Technologies, Inc.	155	$40,304
Core & Main, Inc. (Class A Stock)*	770	43,459
GATX Corp.	140	23,166
MSC Industrial Direct Co., Inc. (Class A Stock)	180	14,474
Watsco, Inc.	133	63,652
WESCO International, Inc.	180	33,300

		218,355

Water Utilities 0.3%

Essential Utilities, Inc.	1,010	35,835

TOTAL COMMON STOCKS
(cost $9,640,390)		12,072,782

UNAFFILIATED EXCHANGE-TRADED FUND 2.9%
iShares Core S&P Mid-Cap ETF
(cost $323,476)	5,650	365,272

TOTAL LONG-TERM INVESTMENTS
(cost $9,963,866)		12,438,054

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)
(cost $35,626)(wb)	35,626	35,626

TOTAL INVESTMENTS 101.4%
(cost $9,999,492)		12,473,680
Liabilities in excess of other assets (1.4)%		(176,540)

NET ASSETS 100.0%		$12,297,140

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$157,781	$—	$—
Air Freight & Logistics	21,816	—	—
Automobile Components	91,019	—	—
Automobiles	33,530	—	—
Banks	831,207	—	—
Beverages	56,205	—	—
Biotechnology	323,265	—	—
Broadline Retail	53,732	—	—
Building Products	319,308	—	—
Capital Markets	469,295	—	—
Chemicals	234,849	—	—
Commercial Services & Supplies	193,501	—	—
Communications Equipment	72,646	—	—
Construction & Engineering	295,567	—	—
Construction Materials	56,677	—	—
Consumer Finance	83,174	—	—
Consumer Staples Distribution & Retail	328,942	—	—
Containers & Packaging	188,344	—	—
Diversified Consumer Services	165,351	—	—
Diversified REITs	48,921	—	—
Diversified Telecommunication Services	44,729	—	—
Electric Utilities	106,300	—	—
Electrical Equipment	183,673	—	—
Electronic Equipment, Instruments & Components	367,549	—	—
Energy Equipment & Services	74,884	—	—
Entertainment	57,705	—	—
Financial Services	233,496	—	—
Food Products	113,496	—	—
Gas Utilities	120,273	—	—
Ground Transportation	204,382	—	—
Health Care Equipment & Supplies	198,522	—	—
Health Care Providers & Services	245,728	—	—
Health Care REITs	79,332	—	—
Health Care Technology	30,141	—	—
Hotel & Resort REITs	10,927	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$387,216	$—	$—
Household Durables	206,755	—	—
Independent Power & Renewable Electricity Producers	14,754	—	—
Industrial REITs	121,289	—	—
Insurance	532,921	—	—
Interactive Media & Services	10,753	—	—
IT Services	50,550	—	—
Leisure Products	64,529	—	—
Life Sciences Tools & Services	277,735	—	—
Machinery	615,342	—	—
Marine Transportation	24,559	—	—
Media	52,149	—	—
Metals & Mining	246,358	—	—
Mortgage Real Estate Investment Trusts (REITs)	70,288	—	—
Multi-Utilities	29,359	—	—
Office REITs	78,544	—	—
Oil, Gas & Consumable Fuels	463,648	—	—
Paper & Forest Products	28,073	—	—
Passenger Airlines	44,330	—	—
Personal Care Products	72,164	—	—
Pharmaceuticals	43,425	—	—
Professional Services	292,817	—	—
Real Estate Management & Development	54,863	—	—
Residential REITs	111,069	—	—
Retail REITs	111,318	—	—
Semiconductors & Semiconductor Equipment	272,738	—	—
Software	497,171	—	—
Specialized REITs	185,609	—	—
Specialty Retail	562,608	—	—
Technology Hardware, Storage & Peripherals	84,060	—	—
Textiles, Apparel & Luxury Goods	115,331	—	—
Trading Companies & Distributors	218,355	—	—
Water Utilities	35,835	—	—
Unaffiliated Exchange-Traded Fund	365,272	—	—
Short-Term Investment
Affiliated Mutual Fund	35,626	—	—

Total	$12,473,680	$—	$—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Banks	6.8%
Machinery	5.0
Specialty Retail	4.6
Insurance	4.3
Software	4.0
Capital Markets	3.8
Oil, Gas & Consumable Fuels	3.8
Hotels, Restaurants & Leisure	3.1
Electronic Equipment, Instruments & Components	3.0
Unaffiliated Exchange-Traded Fund	2.9
Consumer Staples Distribution & Retail	2.7
Biotechnology	2.6
Building Products	2.6
Construction & Engineering	2.4
Professional Services	2.4
Life Sciences Tools & Services	2.3
Semiconductors & Semiconductor Equipment	2.2
Metals & Mining	2.0
Health Care Providers & Services	2.0
Chemicals	1.9
Financial Services	1.9
Trading Companies & Distributors	1.8
Household Durables	1.7
Ground Transportation	1.7
Health Care Equipment & Supplies	1.6
Commercial Services & Supplies	1.6
Containers & Packaging	1.5
Specialized REITs	1.5
Electrical Equipment	1.5
Diversified Consumer Services	1.3
Aerospace & Defense	1.3
Industrial REITs	1.0
Gas Utilities	1.0
Textiles, Apparel & Luxury Goods	0.9
Food Products	0.9
Retail REITs	0.9
Residential REITs	0.9
Electric Utilities	0.9

Automobile Components	0.7%
Technology Hardware, Storage & Peripherals	0.7
Consumer Finance	0.7
Health Care REITs	0.6
Office REITs	0.6
Energy Equipment & Services	0.6
Communications Equipment	0.6
Personal Care Products	0.6
Mortgage Real Estate Investment Trusts (REITs)	0.6
Leisure Products	0.5
Entertainment	0.5
Construction Materials	0.5
Beverages	0.5
Real Estate Management & Development	0.4
Broadline Retail	0.4
Media	0.4
IT Services	0.4
Diversified REITs	0.4
Diversified Telecommunication Services	0.4
Passenger Airlines	0.4
Pharmaceuticals	0.4
Water Utilities	0.3
Affiliated Mutual Fund	0.3
Automobiles	0.3
Health Care Technology	0.2
Multi-Utilities	0.2
Paper & Forest Products	0.2
Marine Transportation	0.2
Air Freight & Logistics	0.2
Independent Power & Renewable Electricity Producers	0.1
Hotel & Resort REITs	0.1
Interactive Media & Services	0.1

101.4
Liabilities in excess of other assets	(1.4)

100.0%

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Investments at value:

Unaffiliated investments (cost $9,963,866)	$12,438,054

Affiliated investments (cost $35,626)	35,626

Due from Manager	10,439

Dividends receivable	2,603

Receivable for Fund shares sold	2,587

Prepaid expenses	1,037

Total Assets	12,490,346

Liabilities

Payable for Fund shares purchased	136,154

Custodian and accounting fees payable	18,183

Audit fee payable	13,277

Payable for investments purchased	10,611

Professional fees payable	9,941

Accrued expenses and other liabilities	4,139

Trustees’ fees payable	788

Affiliated transfer agent fee payable	113

Total Liabilities	193,206

Net Assets	$12,297,140

Net assets were comprised of:
Paid-in capital	$9,825,581
Total distributable earnings (loss)	2,471,559

Net assets, January 31, 2025	$12,297,140

Class R6

Net asset value, offering price and redemption price per share, ($12,297,140 ÷ 1,245,097 shares of beneficial interest issued and outstanding)	$9.88

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $105 foreign withholding tax)	$86,214
Affiliated dividend income	810
Affiliated income from securities lending, net	33

Total income	87,057

Expenses
Management fee	15,028
Custodian and accounting fees	21,413
Professional fees	16,470
Audit fee	13,277
Shareholders’ reports	6,029
Fund data services	5,428
Trustees’ fees	4,868
Commitment fees	2,737
Transfer agent’s fees and expenses (including affiliated expense of $303)	345
Registration fees	226
Miscellaneous	2,735

Total expenses	88,556
Less: Fee waiver and/or expense reimbursement	(77,002)

Net expenses	11,554

Net investment income (loss)	75,503

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $(7))	203,679
Net change in unrealized appreciation (depreciation) on investments	397,680

Net gain (loss) on investment transactions	601,359

Net Increase (Decrease) In Net Assets Resulting From Operations	$676,862

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$75,503	$124,338
Net realized gain (loss) on investment transactions	203,679	1,781,486
Net change in unrealized appreciation (depreciation) on investments	397,680	(28,662)

Net increase (decrease) in net assets resulting from operations	676,862	1,877,162

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,876,270)	(900,450)

Fund share transactions
Net proceeds from shares sold (249,975 and 641,938 shares, respectively)	2,575,758	6,336,354
Net asset value of shares issued in reinvestment of dividends and distributions (185,037 and 95,387 shares, respectively)	1,876,270	900,450
Cost of shares purchased (213,351 and 990,057 shares, respectively)	(2,386,463)	(9,920,904)

Net increase (decrease) in net assets from Fund share transactions	2,065,565	(2,684,100)

Total increase (decrease)	866,157	(1,707,388)

Net Assets:

Beginning of period	11,430,983	13,138,371

End of period	$12,297,140	$11,430,983

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2025		Year Ended July 31,
			2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.17		$10.30		$10.75		$14.27	$9.72	$10.84
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.11		0.08		0.10	0.09	0.10
Net realized and unrealized gain (loss) on investment transactions	0.56		1.47		1.02		(0.47)	4.54	(1.10)
Total from investment operations	0.63		1.58		1.10		(0.37)	4.63	(1.00)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.12)		-		(0.13)	(0.08)	(0.12)
Distributions from net realized gains	(1.78)		(0.59)		(1.55)		(3.02)	-	-
Total dividends and distributions	(1.92)		(0.71)		(1.55)		(3.15)	(0.08)	(0.12)
Net asset value, end of period	$9.88		$11.17		$10.30		$10.75	$14.27	$9.72
Total Return(b):	5.18%		16.66%		11.78%		(3.86)%	47.88%	(9.42)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,297		$11,431		$13,138		$14,741	$23,675	$20,814
Average net assets (000)	$11,924		$11,590		$13,192		$18,954	$27,862	$16,827
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19	%(d)	0.47	%(e)	0.82	%(e)	0.81%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	1.47	%(d)	1.84%		1.55%		1.21%	0.97%	1.32%
Net investment income (loss)	1.26	%(d)	1.07%		0.79%		0.80%	0.73%	1.02%
Portfolio turnover rate(f)	24%		169%		124%		123%	135%	140%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.05% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements (consolidated financial statements for Commodity Strategies Fund) relate only to the following series of the RIC: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM Quant Solutions Mid-Cap Index Fund, each of which are diversified funds for the purposes of the 1940 Act, and PGIM Quant Solutions Commodity Strategies Fund (the “Commodity Strategies Fund”), which is a non-diversified fund for purposes of the 1940 Act (each, a “Fund” and collectively, the “Funds”).

The Commodity Strategies Fund wholly owns and controls the PGIM QMA Commodity Strategies Subsidiary, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary is not registered as an investment company under the 1940 Act. The consolidated financial statements of the Commodity Strategies Fund include the financial results of the Cayman Subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Commodity Strategies Fund and the Cayman Subsidiary. These consolidated financial statements include the accounts of the Commodity Strategies Fund and the Cayman Subsidiary. All significant inter-company balances and transactions between the Commodity Strategies Fund and the Cayman Subsidiary have been eliminated in consolidation. The Commodity Strategies Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Cayman Subsidiary. The Cayman Subsidiary participates in the same investment objective as the Commodity Strategies Fund. The Cayman Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Cayman Subsidiary (unlike the Commodity Strategies Fund) may invest without limitation in these instruments. However, the Cayman Subsidiary is otherwise subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Commodity Strategies Fund.

The Commodity Strategies Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission (CFTC) rules.

As of January 31, 2025, the Cayman Subsidiary had net assets of $5,777,639, representing 13.12% of the Commodity Strategies Fund’s net assets.

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

The Funds have the following investment objectives:

Fund	Investment Objective(s)

PGIM Jennison Small-Cap Core Equity Fund	Outperform the Russell 2000 Index.

PGIM Core Conservative Bond Fund	Outperform the Bloomberg U.S. Aggregate Bond Index over full market cycles.

PGIM TIPS Fund	Seek to provide inflation protection and income by investing primarily in inflation protected debt securities.

PGIM Quant Solutions Commodity Strategies Fund	Seek to generate returns over time in excess of the Bloomberg Commodity Index.

PGIM Quant Solutions Mid-Cap Index Fund	Seek to provide investment results that approximate the performance of the S&P MidCap 400 Index.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of the Funds’

financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements (consolidated financial statements for Commodity Strategies).

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement (Consolidated Schedule of Investments for Commodity Strategies).

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Funds are valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Commodities: The Commodity Strategies Fund gains exposure to commodity markets through direct investment of the Commodity Strategies Fund’s assets or through the Cayman Subsidiary. The Commodity Strategies Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Commodity Strategies Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

such as the Fund. The Commodity Strategies Fund may invest directly in commodity-linked structured notes (CLNs). The Commodity Strategies Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Commodity Strategies Fund’s investments to greater volatility than investments in traditional securities.

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Commodity Strategies Fund invested in commodity futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Funds to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

a security on a delayed-delivery basis, the Funds forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Each Fund other than PGIM Core Conservative Bond Fund and PGIM TIPS Fund:
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

PGIM Core Conservative Bond Fund and PGIM TIPS Fund:
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capitalgains during a fiscal year.

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

Estimates: The preparation of financial statements (consolidated financial statements for Commodity Strategies Fund) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

Fund	Subadviser(s)

PGIM Jennison Small-Cap Core Equity Fund	Jennison Associates, LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.)

PGIM Core Conservative Bond Fund	PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Fixed Income (a business unit of PGIM, Inc.)

PGIM TIPS Fund	PGIM Fixed Income

PGIM Quant Solutions Commodity Strategies Fund	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)

PGIM Quant Solutions Mid-Cap Index Fund	PGIM Quantitative Solutions

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

PGIM Jennison Small-Cap Core Equity Fund	0.75% of average daily net assets	0.75%	—#%

PGIM Core Conservative Bond Fund	0.19% of average daily net assets	0.19	—#

PGIM TIPS Fund	0.23% of average daily net assets	0.23	0.10

PGIM Quant Solutions Commodity Strategies Fund	0.40% of average daily net assets	0.46*	0.40

PGIM Quant Solutions Mid-Cap Index Fund	0.25% of average daily net assets	0.25	—#

#	The management fee amount waived and/or expense reimbursement exceeds the management fee for the current period due to expense limitations described above.

*

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Cayman Subsidiary has entered into a separate management agreement with the Manager whereby the Manager provides advisory and other services to the Cayman Subsidiary substantially similar to the services provided by the Manager to the Fund as discussed above. In consideration for these services, the Cayman Subsidiary pays the Manager a monthly fee at the annual rate of 0.40% of the Cayman Subsidiary’s average daily net assets. The consolidated management fee rate includes the Cayman Subsidiary. The Manager has contractually agreed to waive any management fees it receives for the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.

The Manager has contractually agreed, through November 30, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each fund are as follows:

Fund	Fee Waivers and/or Expense Limitations

PGIM Jennison Small-Cap Core Equity Fund	contractually limit expenses to 0.95%

PGIM Core Conservative Bond Fund	contractually limit expenses to 0.19%

PGIM TIPS Fund	contractually limit expenses to 0.30%*

PGIM Quant Solutions Commodity Strategies Fund	contractually limit expenses to 0.70%**

PGIM Quant Solutions Mid-Cap Index Fund	contractually limit expenses to 0.19%

*	Effective September 27, 2024, the Fund’s contractual expense limitation changed from 0.40% to 0.30% of average daily net assets for Class R6 shares.
**

The Manager has contractually agreed, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.70% of average daily net assets for Class Z shares and 0.70% of average daily net assets for Class R6 shares. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares.

The RIC, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class Z and Class R6 shares ofeach Funds. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares ofeach Funds.

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

PGIM Investments, PIMS, PGIM, Inc., PGIM Limited, Jennison and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies Fund) include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

PGIM Jennison Small-Cap Core Equity Fund	$2,919,113	$3,562,294

PGIM Core Conservative Bond Fund	14,779,638	5,963,997

PGIM TIPS Fund	—	—

Fund	Cost of Purchases	Proceeds from Sales

PGIM Quant Solutions Commodity Strategies Fund	$—	$—

PGIM Quant Solutions Mid-Cap Index Fund	3,174,466	2,895,468

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and other investments for the reporting period ended January 31, 2025, is presented as follows:

PGIM Jennison Small-Cap Core Equity Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(1)(wb)
$370,014	$2,691,962	$2,624,663	$—	$—	$437,313	437,313	$7,646

PGIM Institutional Money Market Fund (7-day effective yield 4.593%)(1)(b)(wb)
—	986,026	932,791	—	(33)	53,202	53,233	506	(2)
$370,014	$3,677,988	$3,557,454	$—	$(33)	$490,515		$8,152

PGIM Core Conservative Bond Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(1)(wb)
$668,426	$22,303,643	$20,750,939	$—	$—	$2,221,130	2,221,130	$25,149

PGIM Institutional Money Market Fund (7-day effective yield 4.593%)(1)(b)(wb)
—	472,121	374,308	4	(6)	97,811	97,869	90	(2)
$668,426	$22,775,764	$21,125,247	$4	$(6)	$2,318,941		$25,239

PGIM TIPS Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(1)(wb)
$539,440	$12,264,980	$12,622,331	$—	$—	$182,089	182,089	$6,011

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

PGIM Quant Solutions Commodity Strategies Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(1)(bb)(wb)
$6,217,809	$48,466,110	$47,784,831	$—	$—	$6,899,088	6,899,088	$179,781

PGIM Quant Solutions Mid-Cap Index Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(1)(wb)
$—	$2,415,331	$2,379,705	$—	$—	$35,626	35,626	$810

PGIM Institutional Money Market Fund (7-day effective yield 4.593%)(1)(b)(wb)
—	777,297	777,290	—	(7)	—	—	33	(2)
$—	$3,192,628	$3,156,995	$—	$(7)	$35,626		$843

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation/(depreciation) as of January 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

PGIM Jennison Small-Cap Core Equity Fund	$7,404,587	$3,249,403	$ (471,152)	$2,778,251

PGIM Core Conservative Bond Fund	61,678,830	118,971	(3,482,147)	(3,363,176)

PGIM TIPS Fund	63,812,054	222,069	(2,868,100)	(2,646,031)

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

PGIM Quant Solutions Commodity Strategies Fund	$63,390,816	$1,786,247	$(19,936,022)	$(18,149,775)

PGIM Quant Solutions Mid-Cap Index Fund	10,127,865	2,866,511	(520,696)	2,345,815

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of July 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
PGIM Jennison Small-Cap Core Equity Fund	$—	$568,000
PGIM Core Conservative Bond Fund	5,244,000	—
PGIM TIPS Fund	10,760,000	—
PGIM Quant Solutions Commodity Strategies Fund	471,000	6,000
PGIM Quant Solutions Mid-Cap Index Fund	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements (consolidated financial statements for Commodity Strategies Fund) for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2024 are subject to such review.

7.	Capital and Ownership

Each Funds offer Class R6 shares and the Commodity Strategies Fund also offers Class Z shares. Class Z shares and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of January 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Jennison Small-Cap Core Equity Fund–Class R6	667,850	99.8%

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Core Conservative Bond Fund–Class R6	6,698,134	99.8%
PGIM TIPS Fund–Class R6	7,405,375	99.9
PGIM Quant Solutions Commodity Strategies Fund–Class Z	1,780	6.6
PGIM Quant Solutions Commodity Strategies Fund–Class R6	6,086,090	95.1
PGIM Quant Solutions Mid-Cap Index Fund–Class R6	1,244,926	99.9

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Jennison Small-Cap Core Equity Fund	8	91.7%
PGIM Core Conservative Bond Fund	6	89.3
PGIM TIPS Fund	7	94.9
PGIM Quant Solutions Commodity Strategies Fund	6	74.6
PGIM Quant Solutions Mid-Cap Index Fund	8	88.8
Unaffiliated:
PGIM Jennison Small-Cap Core Equity Fund	—	—
PGIM Core Conservative Bond Fund	—	—
PGIM TIPS Fund	—	—
PGIM Quant Solutions Commodity Strategies Fund	—	—
PGIM Quant Solutions Mid-Cap Index Fund	—	—
Transactions in shares of beneficial interest were as follows:

PGIM Quant Solutions Commodity Strategies Fund:

Share Class	Shares	Amount

Class Z

Six months ended January 31, 2025:

Shares sold	7,220	$48,280

Shares issued in reinvestment of dividends and distributions	865	5,699

Shares purchased	(11,617)	(78,505)

Net increase (decrease) in shares outstanding before conversion	(3,532)	(24,526)

Shares issued upon conversion from other share class(es)	119	820

Net increase (decrease) in shares outstanding	(3,413)	$(23,706)

PGIM Quant Solutions Commodity Strategies Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:

Shares sold	14,214	$98,917

Shares issued in reinvestment of dividends and distributions	3,174	20,248

Shares purchased	(89,140)	(613,732)

Net increase (decrease) in shares outstanding	(71,752)	$(494,567)

Class R6

Six months ended January 31, 2025:

Shares sold	1,084,717	$7,350,485

Shares issued in reinvestment of dividends and distributions	207,628	1,366,194

Shares purchased	(1,674,655)	(11,217,576)

Net increase (decrease) in shares outstanding before conversion	(382,310)	(2,500,897)

Shares purchased upon conversion into other share class(es)	(120)	(820)

Net increase (decrease) in shares outstanding	(382,430)	$(2,501,717)

Year ended July 31, 2024:

Shares sold	2,244,116	$15,416,105

Shares issued in reinvestment of dividends and distributions	327,678	2,087,311

Shares purchased	(4,204,409)	(28,617,679)

Net increase (decrease) in shares outstanding	(1,632,615)	$(11,114,263)

8.	Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

Each Fund indicated below utilized the SCA during the reporting period ended January 31, 2025. The average balance outstanding is for the number of days each Fund utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at January 31, 2025
PGIM TIPS Fund	$616,000	5.98%	4	$1,096,000	$—
PGIM Quant Solutions Mid-Cap Index Fund	199,500	5.79	14	380,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Jennison Small-Cap Core Equity Fund	PGIM Core Conservative Bond Fund	PGIM TIPS Fund	PGIM Quant Solutions Commodity Strategies Fund	PGIM Quant Solutions Mid-Cap Index Fund

Active Trading	—	X	—	—	—

Adjustable and Floating Rate Securities	—	—	X	—	—

Blend Style	X	—	—	—	—

Cayman Subsidiary	—	—	—	X	—

Commodity	—	—	—	X	—

Commodity-Linked Notes	—	—	—	X	—

Commodity Pooled Investment Vehicles	—	—	—	X	—

Commodity Regulatory	—	—	—	X	—

Concentration	—	—	—	X	—

Consumer Discretionary	—	—	—	—	X

Credit /Counterparty	—	X	X	X	—

Debt Obligations	—	X	X	X	—

Deflation	—	—	—	X	—

Derivatives	—	X	—	X	—

Economic and Market Events	X	X	X	X	X

Equity and Equity-Related Securities	X	—	—	—	X

Exchange-Traded Funds	—	—	—	—	X

Financial Sector	X	—	—	—	X

Foreign Securities	—	X	X	—	—

Risks	PGIM Jennison Small-Cap Core Equity Fund	PGIM Core Conservative Bond Fund	PGIM TIPS Fund	PGIM Quant Solutions Commodity Strategies Fund	PGIM Quant Solutions Mid-Cap Index Fund

Fund of Funds	X	X	X	X	X

Futures and Forward Contracts	—	—	—	X	—

Hedging	—	—	—	X	—

Increase in Expenses	X	X	X	X	X

Index Investment Approach	—	—	—	—	X

Industrials Sector	X	—	—	—	X

Information Technology Sector	X	—	—	—	—

Initial Public Offerings	X	—	—	—	—

Interest Rate	—	X	X	X	—

Large Shareholder and Large Scale Redemption	X	X	X	X	X

Liquidity	—	—	—	X	—

Management	X	—	—	X	—

Market Disruption and Geopolitical	X	X	X	X	X

Market	X	X	X	X	X

Medium Capitalization (Mid-Cap) Company	—	—	—	—	X

Mortgage-Backed and Asset-Backed Securities	—	X	X	—	—

Small Company	X	—	—	—	—

Tax	—	—	—	X	—

TIPS	—	—	X	—	—

Tracking Error	—	—	—	—	X

Trading on Foreign Exchanges	—	—	—	X	—

U.S. Government and Agency Securities	—	X	X	X	—

U.S. Treasury Strips	—	—	X	X	—

Zero Coupon Bond	—	X	—	—	—

U.S. Treasury Strips	—	—	X	X	—

Zero Coupon Bond	—	X	—	—	—

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund; which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Cayman Subsidiary Risk: By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The Cayman Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired commodity investment strategy.

Commodity Risk: The values of commodities are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, U.S. agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities.

Commodity-Linked Notes Risk: The Fund may invest in leveraged or unleveraged commodity-linked notes (“CLNs”) to gain exposure to the commodities markets. CLNs are subject to counterparty risk. The value of the CLNs may fluctuate significantly because the values of the investments to which they are linked are volatile. In addition, the terms of a CLN may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage increases the volatility of CLNs and their value may increase or decrease more quickly than the value of the underlying commodity, commodity index or other economic variable.

Commodity Pooled Investment Vehicles Risk: The Fund may, from time to time, invest in certain publicly-traded commodity pools, such as commodity ETFs. Such pools may not meet the definition of an “investment company” under the 1940 Act, and may not be registered under the 1940 Act. As a consequence, the Fund’s investment in such entities may not be subject to certain protections afforded by the 1940 Act, including, for example, restrictions under the 1940 Act on investments in other investment companies. ETFs that invest in commodities may be, or may become subject to, CFTC trading regulations that limit the amount of commodity contracts an ETF may hold. Such regulations could hurt the value of such ETFs’ securities. Additionally, some commodity ETFs invest in commodity futures which can lose money even when commodity prices are rising.

Commodity Regulatory Risk: The Fund and the Cayman Subsidiary is deemed a “commodity pool” and the Manager is considered a “commodity pool operator” with respect to the Fund and the Cayman Subsidiary under the Commodity Exchange Act. The Manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission (the SEC) and the CFTC. The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Concentration Risk: The Fund will be exposed to the performance of commodities in the Index, which may from time to time have a small number of commodity sectors (e.g., energy, metals or agricultural) representing a large portion of the Index. As a result, the Fund may be subject to greater volatility than if the Index were more broadly diversified among commodity sectors.

Consumer Discretionary Sector Risk: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, supply chains, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Deflation Risk: Since the Fund makes investments that may perform well in periods of rising inflation, during periods of no inflation or deflation an investment in the Fund may underperform broad market measures and may lose value.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements, and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Exchange-Traded Funds (“ETFs”) Risk: Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The trading price of an index-based ETF is expected to (but may not) closely track the net asset value of the ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which they invest, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons.

Financials Sector Risk: Banks and other financial services companies can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and cost to borrow, and the rate of debt defaults.

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Futures and Forward Contracts Risk: The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the corresponding underlying commodities; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of commodities prices, interest rates, currency exchange rates, supply and demand relationships, weather, agricultural, trade, fiscal, monetary and exchange control programs, political events, and other economic factors; and (e) the possibility that the clearing broker for the futures or forward contract will default in the performance of its obligations.

Hedging Risk: The decision as to whether and to what extent the Fund will engage in hedging transactions to hedge against certain risks, such as market risk and issuer risk, will depend on a number of factors, including prevailing market conditions, the composition of the portfolio of the Fund, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There is no guarantee that any of these hedging instruments would work as anticipated, and in certain cases the Fund might be better off had it not used a hedging instrument. There can be no assurance that the Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Industrials Sector Risk: Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changesin general economic conditions, among other factors.

Information Technology Sector: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadvisers’ judgements about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund by the subadviser may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies.

Tax Risk: To receive pass-through tax treatment as a Registered Investment Company under the Code, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from sources treated under the Code as “qualifying income.” Based on final regulations on which taxpayers may rely for taxable years beginning after September 28, 2016, the Fund anticipates treating the income generated from investments in the Cayman Subsidiary as “qualifying income.” However, the tax treatment of income from commodity-related investments and the Fund’s income from the Cayman Subsidiary may be adversely affected by future legislation, U.S. Treasury Regulations, and/or guidance issued by the Internal Revenue Service that could affect the character, timing, and/or amount of the Fund’s taxable income or capital gains and distributions it makes.

TIPS Risk: Inflation-indexed bonds, such as TIPS, generally decline in value when real interest rates rise. Real interest rates represent the nominal (stated) interest rates reduced by the expected impact of inflation. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations. In addition, any increase in principal value of an inflation-indexed bond caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal

Revenue Code (the Code). Also, to the extent that the Fund invests in inflation-indexed bonds, income distributions are more likely to fluctuate.

The Fund’s income may decline due to a decline in inflation, also known as deflation. If there is deflation, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payments (calculated with respect to a smaller principal amount) will be reduced. The principal value can decrease, but not below 100. If inflation is lower than expected during the period the Fund holds an inflation-linked security, the Fund may earn less on the security than on a conventional bond.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Trading on Foreign Exchanges Risk: The Fund is expected to trade in commodity forward contracts listed on UK futures exchanges and may, but is not expected to, trade in instruments listed on other exchanges located outside the United States. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading on U.S. futures exchanges is subject to regulation by the SEC and the CFTC and oversight, as applicable, including, for example, minimum capital requirements for commodity brokers, regulation of trading practices on the exchanges, prohibitions against trading ahead of customer orders, prohibitions against filling orders off exchanges, prescribed risk disclosure statements, testing and licensing of industry sales personnel and other industry professionals, and recordkeeping requirements. Trading on foreign exchanges is not regulated by the SEC, CFTC or any other U.S. governmental agency or instrumentality and may be subject to regulations that are different from those to which U.S. exchange trading is subject, provide less protection to investors than trading on U.S. exchanges, and such regulations may be less vigorously enforced than regulations in the U.S. positions on foreign exchanges also are subject to the risk of exchange controls, expropriation, excessive taxation or government disruptions.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority,

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

U.S. Treasury Strips Risk: Stripped securities do not make periodic interest payments. The value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds with similar maturity and credit quality. U.S. Treasury strips generally lose value when interest rates rise.

Zero Coupon Bond Risk: Zero coupon bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on the discount amortization of these investments, which it is required to distribute each year. The Fund may be required to sell investments to obtain cash needed for income distributions.

10.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)  There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant    Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 18, 2025